UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2017

The Leuthold Funds

Leuthold Core Investment Fund
Retail Class Shares LCORX
Institutional Class Shares LCRIX

Leuthold Global Fund
Retail Class Shares GLBLX
Institutional Class Shares GLBIX

Leuthold Select Industries Fund LSLTX

Leuthold Global Industries Fund
Retail Class Shares LGINX
Institutional Class Shares LGIIX

Grizzly Short Fund GRZZX

The Leuthold Funds

Table of Contents

Expense Examples	1
Allocation of Portfolio Holdings	4
Statements of Assets and Liabilities	6
Statements of Operations	10
Statements of Changes in Net Assets	14
Financial Highlights	19
Schedules of Investments and Securities Sold Short
Leuthold Core Investment Fund	27
Leuthold Global Fund	36
Leuthold Select Industries Fund	42
Leuthold Global Industries Fund	46
Grizzly Short Fund	51
Notes to the Financial Statements	55
Investment Advisory Agreement Disclosure	69
Directors and Officers	72

The Leuthold Funds

Expense Examples – March 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following example. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,056.00	$6.15
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,056.50	$5.54
Hypothetical (5% return before expenses)	1,000.00	1,019.55	5.44

* Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,047.80	$8.53
Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.40

* Expenses are equal to the Fund’s annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Fund - Institutional Class - GLBIX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,049.20	$7.51
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.39

* Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

2	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Select Industries Fund - LSLTX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,106.00	$7.88
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class - LGINX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,101.70	$7.86
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class - LGIIX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual	$1,000.00	$1,103.40	$6.56
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.29

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period* October 1, 2016 - March 31, 2017
Actual**	$1,000.00	$940.00	$12.24
Hypothetical (5% return before expenses)***	1,000.00	1,012.32	12.69

*	Expenses are equal to the Fund’s annualized expense ratio of 2.53%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.40 and the Fund’s annualized expense ratio would be 1.53%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.70 and the Fund’s annualized expense ratio would be 1.53%.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	3

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
 Allocation of Portfolio Holdings • March 31, 2017

Leuthold Global Fund
 Allocation of Portfolio Holdings • March 31, 2017

Leuthold Select Industries Fund
 Allocation of Portfolio Holdings • March 31, 2017*

* Excludes short-term investments less than 5% of net assets.

4	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
 Allocation of Portfolio Holdings • March 31, 2017*

Grizzly Short Fund
 Allocation of Securities Sold Short • March 31, 2017

* Excludes short-term investments less than 5% of net assets.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	5

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2017 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
ASSETS:
Investments, at cost
Unaffiliated Securities	$693,958,883	$100,697,771	$10,400,443
Affiliated Securities	15,253,604	—	—
Total Investments, at cost	709,212,487	100,697,771	10,400,443
Investments, at fair value
Unaffiliated Securities	825,130,316	109,357,605	13,773,747
Affiliated Securities	15,528,437	—	—
Total Investments, at fair value	840,658,753	109,357,605	13,773,747
Cash	29,281	3,759	423
Foreign currency
(cost $6,708, $998, and $335, respectively)	6,540	1,003	336
Receivable for Fund shares sold	454,524	16,618	—
Collateral at broker for securities sold short	21,196	4,446	—
Interest receivable	744,300	123,115	65
Dividends receivable	416,062	505,581	6,915
Other assets	55,479	30,221	9,071
Total Assets	842,386,135	110,042,348	13,790,557

LIABILITIES:
Payable for Fund shares redeemed	828,377	43,148	—
Payable to Adviser	645,417	84,727	8,304
Payable to Custodian	39,490	31,953	2,392
Payable to Directors	37,816	5,570	584
Distribution (Rule 12b-1) fees payable	7,361	34,938	88
Shareholder servicing fees payable	95,183	—	1,893
Accrued expenses and other liabilities	270,577	80,592	17,017
Total Liabilities	1,924,221	280,928	30,278
NET ASSETS	$840,461,914	$109,761,420	$13,760,279

6	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2017 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund
NET ASSETS CONSIST OF:
Capital stock	$709,611,439		$97,236,422		$10,725,672
Accumulated net investment income (loss)	5,612		(278,771)		(13,849)
Accumulated net realized gain (loss) on investments	(608,325)		4,199,801		(324,849)
Net unrealized appreciation on investments	131,453,188		8,603,968		3,373,305
Total Net Assets	$840,461,914		$109,761,420		$13,760,279

Retail Class Shares
Net assets	$501,300,847		$27,235,420		$13,760,279
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	26,410,444		2,897,136		581,081
Net Asset Value, Redemption Price, and Offering Price Per Share	$18.98	*	$9.40	*	$23.68

Institutional Class Shares
Net assets	$339,161,067		$82,526,000		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	17,847,496		8,690,484		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$19.00	*	$9.50	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	7

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2017 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
ASSETS:
Investments, at cost	$8,882,025	$156,075,824
Investments, at fair value	10,183,302	156,075,824
Cash	502	—
Foreign currency (cost $132 and $0, respectively)	133	—
Receivable for Fund shares sold	2,211	300,412
Collateral at broker for securities sold short	—	188,896,954
Tri-party collateral held at custodian	—	28,000,001
Interest receivable	38	66,491
Dividends receivable	45,711	—
Receivable from Adviser	7,580	—
Other assets	26,059	83,135
Total Assets	10,265,536	373,422,817

LIABILITIES:
Securities sold short, at fair value
(proceeds $0 and $183,862,339, respectively)	—	182,883,647
Payable for investments purchased	—	4,449,203
Payable for Fund shares redeemed	—	277,973
Payable to Adviser	—	193,575
Payable to Custodian	14,111	2,463
Payable to Directors	492	7,969
Dividends payable on securities sold short	—	141,099
Distribution (Rule 12b-1) fees payable	2,040	—
Shareholder servicing fees payable	—	29,998
Accrued expenses and other liabilities	23,958	67,258
Total Liabilities	40,601	188,053,185
NET ASSETS	$10,224,935	$185,369,632

8	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2017 (Unaudited)

	Leuthold Global Industries Fund		Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$8,526,573		$410,111,312
Accumulated net investment income (loss)	12,936		(6,821,653)
Accumulated net realized gain (loss) on investments and securities sold short	387,143		(218,898,719)
Net unrealized appreciation on investments and securities sold short	1,298,283		978,692
Total Net Assets	$10,224,935		$185,369,632

Retail Class Shares
Net assets	$1,777,111		$185,369,632
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	107,553		31,985,897
Net Asset Value, Redemption Price, and Offering Price Per Share	$16.52	*	$5.80

Institutional Class Shares
Net assets	$8,447,824		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	508,817		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$16.60	*	n/a

* Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	9

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2017 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of
$84,784, $40,349, and $1,077, respectively)	$4,758,422	$869,277	$96,534
Interest income	1,051,688	199,490	328
Total investment income	5,810,110	1,068,767	96,862

EXPENSES:
Investment advisory fees (Note 3)	3,833,053	687,105	65,619
Administration fees	175,066	30,202	3,420
Transfer agent fees	188,040	54,701	4,715
Legal fees	22,961	5,985	290
Audit fees	43,371	30,910	14,184
Fund accounting fees	71,492	18,666	3,399
Custody fees	81,730	80,409	5,501
Shareholder servicing fees -
Retail Class	293,115	—	5,939
Registration fees	26,504	21,177	13,336
Report to shareholders	71,100	10,874	1,040
Directors’ fees	72,085	9,552	1,104
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	—	40,477	—
Other	25,696	6,265	710
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	4,904,213	996,323	119,257
Dividends and interest on securities sold short	309	55	—
Reimbursement from Adviser (Note 3)	—	—	(20,828)
Total expenses	4,904,522	996,378	98,429
NET INVESTMENT INCOME (LOSS)	$905,588	$72,389	$(1,567)

10	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2017 (Unaudited)

	Leuthold
	Core	Leuthold	Leuthold
	Investment	Global	Select
	Fund	Fund	Industries
	(Consolidated)	(Consolidated)	Fund

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$11,560,437	$5,739,280	$336,537
Investment companies	(132,255)	(38,542)	—
Realized gain distributions received from investment companies	50,054	9,585	—
Foreign currency and foreign currency translation	(905,541)	(351,447)	(16)
Net unrealized appreciation (depreciation) during the period on:
Investments	37,285,509	(1,572,368)	992,429
Investment companies	(3,973,288)	(871,605)	—
Foreign currency and foreign currency translation	709,414	1,563,328	1
Net realized and unrealized gain on investments, investment companies, and foreign currency and foreign currency translation	44,594,330	4,478,231	1,328,951
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,499,918	$4,550,620	$1,327,384

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	11

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2017 (Unaudited)

	Leuthold
	Global	Grizzly
	Industries	Short
	Fund	Fund

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $5,282 and $0, respectively)	$91,723	$120
Interest income	171	365,666
Total investment income	91,894	365,786

EXPENSES:
Investment advisory fees (Note 3)	53,420	1,146,296
Administration fees	4,060	32,088
Transfer agent fees	7,318	42,544
Legal fees	3,196	7,348
Audit fees	13,729	13,729
Fund accounting fees	8,991	12,280
Custody fees	24,324	4,158
Shareholder servicing fees - Retail Class	—	78,833
Registration fees	17,153	35,818
Report to shareholders	600	10,023
Directors’ fees	903	12,288
Distribution (Rule 12b-1) fees -
Retail Class (Note 4)	2,233	—
Other	1,019	6,241

Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	136,946	1,401,646
Dividends and interest on securities sold short	—	915,390
Reimbursement from Adviser (Note 3)	(67,938)	—
Total expenses	69,008	2,317,036
NET INVESTMENT INCOME (LOSS)	$22,886	$(1,951,250)

12	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2017 (Unaudited)

	Leuthold
	Global	Grizzly
	Industries	Short
	Fund	Fund

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$568,500	$—
Investment companies	5,958	—
Securities sold short	—	(14,546,900)
Foreign currency and foreign currency translation	(2,934)	5
Net unrealized appreciation during the period on:
Investments	259,072	—
Investment companies	6,777	—
Securities sold short	—	4,672,697
Foreign currency and foreign currency translation	150,823	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	988,196	(9,874,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,011,082	$(11,825,448)

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	13

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$905,588	$(320,937)
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	10,572,695	30,250,183
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	34,021,635	(12,519,445)
Net increase in net assets from operations	45,499,918	17,409,801

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(148,587)	—
From net investment income - Institutional Class	(279,640)	—
From net realized gain - Retail Class	(2,313,962)	(21,888,252)
From net realized gain - Institutional Class	(1,509,877)	(11,929,481)
Total distributions	(4,252,066)	(33,817,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	25,588,044	146,481,681
Proceeds from shares sold - Institutional Class	27,554,382	154,167,792
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	2,350,579	20,756,438
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	1,553,044	9,925,183
Cost of shares redeemed - Retail Class*	(76,561,315)	(194,753,275)
Cost of shares redeemed - Institutional Class**	(84,964,691)	(74,750,814)
Net increase (decrease) in net assets from capital share transactions	(104,479,957)	61,827,005

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(63,232,105)	45,419,073
NET ASSETS
Beginning of period	903,694,019	858,274,946
End of period (including accumulated net investment income (loss) of $5,612 and $(471,749), respectively)	$840,461,914	$903,694,019

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,388,340	8,190,260
Shares sold - Institutional Class	1,487,280	8,670,133
Shares issued to holders in reinvestment of dividends - Retail Class	129,846	1,170,696
Shares issued to holders in reinvestment of dividends - Institutional Class	85,230	559,796
Shares redeemed - Retail Class	(4,169,202)	(10,924,985)
Shares redeemed - Institutional Class	(4,690,333)	(4,194,560)
Net increase (decrease) in shares outstanding	(5,768,839)	3,471,340

*Net of redemption fees of (Retail Class):	$176	$974
**Net of redemption fees of (Institutional Class):	$—	$580

14	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income	$72,389	$28,306
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	5,358,876	16,342,097
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(880,645)	(13,346,292)
Net increase in net assets from operations	4,550,620	3,024,111

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	—
From net investment income - Institutional Class	(64,420)	—
From net realized gain - Retail Class	(3,355,947)	(3,376,271)
From net realized gain - Institutional Class	(8,317,368)	(7,894,959)
Total distributions	(11,737,735)	(11,271,230)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	2,899,879	11,179,273
Proceeds from shares sold - Institutional Class	4,657,424	21,291,279
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	2,988,956	3,127,382
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	7,265,669	6,958,006
Cost of shares redeemed - Retail Class*	(54,827,792)	(28,796,025)
Cost of shares redeemed - Institutional Class**	(28,700,317)	(136,372,209)
Net decrease in net assets from capital share transactions	(65,716,181)	(122,612,294)

TOTAL DECREASE IN NET ASSETS:	(72,903,296)	(130,859,413)
NET ASSETS
Beginning of period	182,664,716	313,524,129
End of period (including accumulated net investment loss of $(278,771) and $(286,740), respectively)	$109,761,420	$182,664,716

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	315,168	1,173,955
Shares sold - Institutional Class	500,346	2,166,720
Shares issued to holders in reinvestment of dividends - Retail Class	341,205	319,773
Shares issued to holders in reinvestment of dividends - Institutional Class	820,852	706,397
Shares redeemed - Retail Class	(5,745,435)	(2,978,066)
Shares redeemed - Institutional Class	(3,076,056)	(14,065,895)
Net decrease in shares outstanding	(6,843,920)	(12,677,116)

*Net of redemption fees of (Retail Class):	$289	$80
**Net of redemption fees of (Institutional Class):	$2,020	$332

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	15

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,567)	$3,082
Net realized gain on investments	336,521	342,100
Net unrealized appreciation (depreciation) on investments	992,430	(136,672)
Net increase in net assets from operations	1,327,384	208,510

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(5,500)
From net realized gain	—	(168,405)
Return of capital	—	(14,196)
Total distributions	—	(188,101)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,484,256	3,320,362
Proceeds from shares issued to holders in reinvestment of dividends	—	179,407
Cost of shares redeemed	(1,682,252)	(3,513,432)
Net decrease in net assets from capital share transactions	(197,996)	(13,663)

TOTAL INCREASE IN NET ASSETS:	1,129,388	6,746
NET ASSETS
Beginning of period	12,630,891	12,624,145
End of period (including accumulated net investment loss of $(13,849), and $(12,282), respectively)	$13,760,279	$12,630,891

CHANGES IN SHARES OUTSTANDING:
Shares sold	66,986	153,554
Shares issued to holders in reinvestment of dividends	—	8,230
Shares redeemed	(75,863)	(165,408)
Net decrease in shares outstanding	(8,877)	(3,624)

16	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
OPERATIONS:
Net investment income	$22,886	$142,038
Net realized gain on investments, investment companies, and foreign currency and foreign currency translation	571,524	890,915
Net unrealized appreciation (depreciation) on investments, investment companies, and foreign currency and foreign currency translation	416,672	(697,425)
Net increase in net assets from operations	1,011,082	335,528

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(7,947)	(14,390)
From net investment income - Institutional Class	(46,731)	(86,040)
From net realized gain - Retail Class	(66,243)	(178,645)
From net realized gain - Institutional Class	(332,198)	(459,259)
Total distributions	(453,119)	(738,334)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	62,503	192,819
Proceeds from shares sold - Institutional Class	1,002,304	1,135,550
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	72,780	94,645
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	365,136	526,731
Cost of shares redeemed - Retail Class*	(290,418)	(3,211,663)
Cost of shares redeemed - Institutional Class**	(3,180,832)	(5,988,415)
Net decrease in net assets from capital share transactions	(1,968,527)	(7,250,333)

TOTAL DECREASE IN NET ASSETS:	(1,410,564)	(7,653,139)
NET ASSETS
Beginning of period	11,635,499	19,288,638
End of period (including accumulated net investment income of $12,936 and $44,728 respectively)	$10,224,935	$11,635,499

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	3,993	12,597
Shares sold - Institutional Class	62,309	73,605
Shares issued to holders in reinvestment of dividends - Retail Class	4,869	5,919
Shares issued to holders in reinvestment of dividends - Institutional Class	24,304	32,914
Shares redeemed - Retail Class	(18,542)	(219,631)
Shares redeemed - Institutional Class	(202,073)	(384,166)
Net decrease in shares outstanding	(125,140)	(478,762)

*Net of redemption fees of (Retail Class):	$—	$—
**Net of redemption fees of (Institutional Class):	$—	$—

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	17

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,951,250)	$(6,831,127)
Net realized loss on securities sold short and foreign currency and foreign currency translation	(14,546,895)	(41,559,059)
Net unrealized appreciation (depreciation) on securities sold short and foreign currency and foreign currency translation	4,672,697	(31,216,977)
Net decrease in net assets from operations	(11,825,448)	(79,607,163)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	150,391,841	400,472,363
Cost of shares redeemed	(131,408,605)	(408,496,540)
Net increase (decrease) in net assets from capital share transactions	18,983,236	(8,024,177)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	7,157,788	(87,631,340)
NET ASSETS
Beginning of period	178,211,844	265,843,184
End of period (including accumulated net investment loss of $(6,821,653) and $(4,870,403), respectively)	$185,369,632	$178,211,844

CHANGES IN SHARES OUTSTANDING:
Shares sold	24,236,498	53,022,634
Shares redeemed	(21,143,454)	(57,419,840)
Net increase (decrease) in shares outstanding	3,093,044	(4,397,206)

18	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2017		2016	2015	2014	2013	2012
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$18.06		$18.44	$18.85	$18.29	$16.78	$15.50
Income (loss) from investment operations:
Net investment income (loss)(2)	0.07		(0.01)	(0.01)	0.01	0.09	0.11
Net realized and unrealized gain on investments and securities sold short	0.94		0.32	0.76	2.02	1.78	1.62
Total from investment operations	1.01		0.31	0.75	2.03	1.87	1.73

Less distributions:
From net investment income	(0.01)		—	(0.03)	(0.21)	(0.23)	(0.16)
From net realized gain	(0.08)		(0.69)	(1.13)	(1.26)	(0.13)	(0.29)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.09)		(0.69)	(1.16)	(1.47)	(0.36)	(0.45)
Net asset value, end of period	$18.98		$18.06	$18.44	$18.85	$18.29	$16.78

Total Return	5.60%		1.76%	4.03%	11.49%	11.29%	11.34%

Supplemental data and ratios:
Net assets, end of period	$501,300,847		$524,731,192	$564,608,599	$569,237,299	$409,043,691	$527,760,001
Ratio of expenses to average net assets (4)	1.20	%(7)	1.29%	1.30%	1.28%	1.28%	1.22%
Ratio of net investment income (loss) to average net assets (5)	0.17	%(7)	(0.08%)	(0.05%)	0.04%	0.49%	0.69%
Portfolio turnover rate (6)	29.91%		109.32%	78.96%	80.65%	105.28%	149.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.20% for the six months ended March 31, 2017, 1.17% for the year ended September 30, 2016, 1.16% for the year ended September 30, 2015, 1.15% for the year ended September 30, 2014, 1.16% for the year ended September 30, 2013, and 1.14% for the year ended September 30, 2012.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	19

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights (Consolidated)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended		September 30,	September 30,	September 30,	September 30,	September 30,
	March 31, 2017		2016	2015	2014	2013	2012
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$18.08		$18.43	$18.85	$18.28	$16.77	$15.50
Income from investment operations:
Net investment income(2)	0.03		0.01	0.01	0.03	0.11	0.12
Net realized and unrealized gain on investments and securities sold short	0.99		0.33	0.74	2.03	1.78	1.62
Total from investment operations	1.02		0.34	0.75	2.06	1.89	1.74

Less distributions:
From net investment income	(0.02)		—	(0.04)	(0.23)	(0.25)	(0.18)
From net realized gain	(0.08)		(0.69)	(1.13)	(1.26)	(0.13)	(0.29)
Redemption fees	—		0.00 (3)	0.00 (3)	—	—	0.00 (3)
Total distributions	(0.10)		(0.69)	(1.17)	(1.49)	(0.38)	(0.47)
Net asset value, end of period	$19.00		$18.08	$18.43	$18.85	$18.28	$16.77

Total Return	5.65%		1.93%	4.03%	11.66%	11.42%	11.40%

Supplemental data and ratios:
Net assets, end of period	$399,161,067		$378,962,827	$293,666,347	$276,568,913	$196,501,094	$263,572,111
Ratio of expenses to average net assets(4)	1.08	%(7)	1.17%	1.20%	1.18%	1.17%	1.11%
Ratio of net investment income to average net assets(5)	0.28	%(7)	0.04%	0.05%	0.14%	0.60%	0.80%
Portfolio turnover rate (6)	29.91%		109.32%	78.96%	80.65%	105.28%	149.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.08% for the six months ended March 31, 2017, 1.05% for the year ended September 30, 2016, 1.06% for the year ended September 30, 2015, 1.06% for the year ended September 30, 2014, 1.06% for the year ended September 30, 2013, and 1.03% for the year ended September 30, 2012.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

20	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2017 (Consolidated)		Year Ended September 30, 2016 (Consolidated)		Year Ended September 30, 2015 (Consolidated)		Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.86		$10.03		$11.29		$11.65	$10.24	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.00	(2)(4)	(0.01	)(2)	(0.03	)(2)	0.03 (2)	0.07 (2)	0.05 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.41		0.21		(0.11)		0.83	1.44	0.89
Total from investment operations	0.41		0.20		(0.14)		0.86	1.51	0.94

Less distributions:
From net investment income	—		—		(0.03)		(0.08)	(0.08)	(0.07)
From net realized gain	(0.87)		(0.37)		(1.09)		(1.14)	(0.02)	(0.15)
Redemption fees(4)	0.00		0.00		0.00		0.00	0.00	0.00
Total distributions	(0.87)		(0.37)		(1.12)		(1.22)	(0.10)	(0.22)
Net asset value, end of period	$9.40		$9.86		$10.03		$11.29	$11.65	$10.24

Total Return	4.78%		1.89%		(1.41%)		7.68%	14.78%	10.14%

Supplemental data and ratios:
Net assets, end of period	$27,235,420		$78,743,516		$95,026,857		$130,838,148	$126,418,514	$120,450,807
Ratio of expenses to average net assets(5)	1.67	%(8)	1.82%		1.71%		1.65%	1.63%	1.57%
Ratio of net investment income (loss) to average net assets(6)	(0.02	%)(8)	(0.15%)		(0.29%)		0.25%	0.61%	0.60%
Portfolio turnover rate (7)	30.96%		102.93%		78.37%		71.63%	101.03%	127.41%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.67% for the six months ended March 31, 2017, 1.61% for the year ended September 30, 2016, 1.54% for the year ended September 30, 2015, 1.53% for the year ended September 30, 2014, 1.51% for the year ended September 30, 2013, and 1.51% for the year ended September 30, 2012.

(6)	The net investment income ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(8)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	21

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2017 (Consolidated)		Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)		Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.95		$10.10	$11.34		$11.69	$10.27	$9.54
Income (loss) from investment operations:
Net investment income (loss)	0.01	(2)	0.01 (2)	(0.01	)(2)	0.05 (2)	0.09 (2)	0.09 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.42		0.21	(0.11)		0.84	1.45	0.88
Total from investment operations	0.43		0.22	(0.12)		0.89	1.54	0.97

Less distributions:
From net investment income	(0.01)		—	(0.03)		(0.10)	(0.10)	(0.09)
From net realized gain	(0.87)		(0.37)	(1.09)		(1.14)	(0.02)	(0.15)
Redemption fees	0.00	(4)	0.00 (4)	0.00	(4)	—	0.00 (4)	—
Total distributions	(0.88)		(0.37)	(1.12)		(1.24)	(0.12)	(0.24)
Net asset value, end of period	$9.50		$9.95	$10.10		$11.34	$11.69	$10.27

Total Return	4.92%		2.18%	(1.30%)		7.95%	15.08%	10.34%

Supplemental data and ratios:
Net assets, end of period	$82,526,000		$103,921,200	$218,497,272		$231,615,536	$239,275,879	$266,390,852
Ratio of expenses to average net assets(5)	1.47	%(8)	1.57%	1.50%		1.44%	1.44%	1.36%
Ratio of net investment income (loss) to average net assets(6)	0.17	%(8)	0.10%	(0.09%)		0.45%	0.80%	0.81%
Portfolio turnover rate (7)	30.96%		102.93%	78.37%		71.63%	101.03%	127.41%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.47% for the six months ended March 31, 2017, 1.36% for the year ended September 30, 2016, 1.33% for the year ended September 30, 2015, 1.33% for the year ended September 30, 2014, 1.32% for the year ended September 30, 2013, and 1.31% for the year ended September 30, 2012.

(6)	The net investment income ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(8)	Annualized.

22	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX

Financial Highlights

	Six Months Ended March 31, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$21.41		$21.27		$20.02		$16.82		$13.26	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.00	(2)(4)	0.00	(2)(4)	(0.03	)(2)	(0.07	)(2)	0.03 (3)	0.03 (3)
Net realized and unrealized gain on investments	2.27		0.45		1.28		3.27		3.58	2.47
Total from investment operations	2.27		0.45		1.25		3.20		3.61	2.50

Less distributions:
From net investment income	—		(0.03)		—		—		(0.05)	(0.02)
From net realized gain	—		(0.28)		—		—		—	—
Total distributions	—		(0.31)		—		—		(0.05)	(0.02)
Net asset value, end of period	$23.68		$21.41		$21.27		$20.02		$16.82	$13.26

Total Return	10.60%		2.09%		6.24%		19.02%		27.26%	23.34%

Supplemental data and ratios:
Net assets, end of period	$13,760,279		$12,630,891		$12,624,145		$14,977,451		$9,805,531	$13,458,427
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.82	%(5)	1.72%		1.73%		1.68%		1.80%	1.71%
After expense reimbursement or recovery	1.50	%(5)	1.50%		1.50%		1.58%		1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.34	%)(5)	(0.20%)		(0.35%)		(0.44%)		0.00%	0.11%
After expense reimbursement or recovery	(0.02	%)(5)	0.02%		(0.12%)		(0.34%)		0.20%	0.22%
Portfolio turnover rate	30.90%		118.26%		77.42%		66.79%		136.34%	139.61%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	23

Leuthold Global Industries Fund - Retail - LGINX

Financial Highlights

	Six Months Ended March 31, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$15.64		$15.76	$16.54	$14.89	$11.44	$9.77
Income (loss) from investment operations:
Net investment income	0.02	(2)	0.12 (2)	0.04 (2)	0.08 (2)	0.10 (2)	0.01 (3)
Net realized and unrealized gain (loss) on investments	1.50		0.41	(0.46)	1.68	3.43	1.68
Total from investment operations	1.52		0.53	(0.42)	1.76	3.53	1.69

Less distributions:
From net investment income	(0.07)		(0.07)	(0.05)	(0.11)	(0.08)	(0.02)
From net realized gain	(0.57)		(0.58)	(0.31)	—	—	—
Redemption fees	—		—	0.00 (4)	0.00 (4)	0.00 (4)	—
Total distributions	(0.64)		(0.65)	(0.36)	(0.11)	(0.08)	(0.02)
Net asset value, end of period	$16.52		$15.64	$15.76	$16.54	$14.89	$11.44

Total Return	10.17%		3.24%	(2.61%)	11.78%	30.98%	17.33%

Supplemental data and ratios:
Net assets, end of period	$1,777,111		$1,833,241	$5,015,722	$11,351,746	$4,797,409	$3,782,099
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.77	%(5)	2.35%	2.04%	2.06%	2.70%	2.52%
After expense reimbursement or recovery	1.50	%(5)	1.50%	1.50%	1.72%	1.96%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.05	%)(5)	(0.10%)	(0.29%)	0.18%	0.01%	(0.45%)
After expense reimbursement or recovery	0.22	%(5)	0.75%	0.24%	0.52%	0.75%	0.07%
Portfolio turnover rate	48.83%		110.53%	95.84%	107.17%	142.87%	117.30%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net invesment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

24	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional - LGIIX

Financial Highlights

	Six Months Ended March 31, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$15.70		$15.82	$16.63	$14.95	$11.48	$9.77
Income (loss) from investment operations:
Net investment income	0.04	(2)	0.15 (2)	0.08 (2)	0.13 (2)	0.13 (3)	0.06 (3)
Net realized and unrealized gain (loss) on investments	1.51		0.43	(0.48)	1.69	3.45	1.67
Total from investment operations	1.55		0.58	(0.40)	1.82	3.58	1.73

Less distributions:
From net investment income	(0.08)		(0.12)	(0.10)	(0.14)	(0.11)	(0.02)
From net realized gain	(0.57)		(0.58)	(0.31)	—	—	—
Redemption fees	—		—	0.00 (4)	—	0.00 (4)	—
Total distributions	(0.65)		(0.70)	(0.41)	(0.14)	(0.11)	(0.02)
Net asset value, end of period	$16.60		$15.70	$15.82	$16.63	$14.95	$11.48

Total Return	10.34%		3.47%	(2.44%)	12.16%	31.17%	17.84%

Supplemental data and ratios:
Net assets, end of period	$8,447,824		$9,802,258	$14,272,916	$16,853,310	$9,705,739	$4,152,513
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.52	%(5)	2.10%	1.79%	1.81%	2.45%	2.27%
After expense reimbursement or recovery	1.25	%(5)	1.25%	1.25%	1.47%	1.71%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.80	%)(5)	0.15%	(0.05%)	0.43%	0.26%	(0.20%)
After expense reimbursement or recovery	0.47	%(5)	1.00%	0.49%	0.77%	1.00%	0.32%
Portfolio turnover rate	48.83%		110.53%	95.84%	107.17%	142.87%	117.30%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	25

Grizzly Short Fund - GRZZX

Financial Highlights

	Six Months Ended March 31, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$6.17		$7.99		$7.37		$8.58		$11.06		$16.14
Income (loss) from investment operations:
Net investment loss	(0.07	)(2)	(0.18	)(2)	(0.20	)(2)	(0.26	)(3)	(0.34	)(2)	(0.40	)(2)
Net realized and unrealized gain (loss) on investments and securities sold short	(0.30)		(1.64)		0.82		(0.95)		(2.14)		(4.68)
Total from investment operations	(0.37)		(1.82)		0.62		(1.21)		(2.48)		(5.08)

Less distributions:
From net investment income	—		—		—		—		—		—
Redemption fees	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
Net asset value, end of period	$5.80		$6.17		$7.99		$7.37		$8.58		$11.06

Total Return	(6.00%)		(22.78%)		8.41%		(14.20%)		(22.33%)		(31.47%)

Supplemental data and ratios:
Net assets, end of period	$185,369,632		$178,211,844		$265,843,184		$72,182,207		$94,914,802		$136,286,009
Ratio of expenses to average net assets(4)	2.53	%(7)	2.65%		2.81%		3.35%		3.43%		3.09%
Ratio of net investment loss to average net assets(5)	(2.13	%)(7)	(2.50%)		(2.81%)		(3.35%)		(3.42%)		(3.09%)
Portfolio turnover rate(6)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.53% for the six months ended March 31, 2017, 1.52% for the year ended September 30, 2016, 1.55% for the year ended September 30, 2015, 1.57% for the year ended September 30, 2014, 1.54% for the year ended September 30, 2013, and 1.52% for the year ended September 30, 2012.

(5)	The net investment loss ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

26	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49%
Aerospace & Defense - 2.74%
General Dynamics Corp.	16,112	$3,016,166
L3 Technologies, Inc.	21,727	3,591,256
Northrop Grumman Corp.	22,460	5,341,886
Raytheon Co.	34,910	5,323,775
Spirit AeroSystems Holdings, Inc. - Class A	50,291	2,912,855
Textron, Inc.	60,300	2,869,677
		23,055,615

Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd. (b)	1,826	240,146

Airlines - 4.12%
Air China, Ltd. (b)	342,000	276,920
Alaska Air Group, Inc.	45,896	4,232,529
American Airlines Group, Inc.	122,797	5,194,313
Asia Aviation PCL - NVDR	1,370,500	257,252
China Southern Airlines Co., Ltd. - ADR	6,579	218,752
Delta Air Lines, Inc.	143,059	6,574,992
Grupo Aeromexico SAB de CV (a)(b)	112,591	230,868
Hawaiian Holdings, Inc. (a)	139,397	6,474,991
JetBlue Airways Corp. (a)	143,059	2,948,446
Southwest Airlines Co.	153,069	8,228,989
		34,638,052

Auto Components - 3.29%
American Axle & Manufacturing Holdings, Inc. (a)	135,980	2,553,704
BorgWarner, Inc.	99,116	4,142,058
Chaowei Power Holdings, Ltd. (b)	435,000	291,219
Cooper Tire & Rubber Co.	63,962	2,836,715
Cooper-Standard Holding, Inc. (a)	21,727	2,410,176
Gentex Corp.	129,876	2,770,255
Hankook Tire Co., Ltd. (b)	4,480	218,489
Lear Corp.	28,807	4,078,495
Magna International, Inc. (b)	83,736	3,614,046
Minth Group, Ltd. (b)	126,000	508,043
Nemak SAB de CV (b)	243,100	269,949
Nexteer Automotive Group, Ltd.	292,000	430,928
SL Corp. (b)	15,600	270,625
Tenneco, Inc.	39,793	2,483,879
Tianneng Power International, Ltd. (b)	236,000	214,543
Tong Yang Industry Co., Ltd. (b)	170,000	295,283
Xinyi Glass Holdings, Ltd. (b)	274,000	241,345
		27,629,752

Automobiles - 0.17%
BAIC Motor Corp., Ltd. (b)	219,000	248,915
Geely Automobile Holdings, Ltd. (b)	266,000	407,660
Great Wall Motor Co., Ltd. (b)	415,000	472,974
Tofas Turk Otomobil Fabrikasi AS (b)	36,676	274,799
		1,404,348

Banks - 5.10%
Banco Macro SA - ADR	18,554	1,608,632
Bank Negara Indonesia Persero Tbk PT (b)	589,200	286,455
Bank of China, Ltd. (b)	2,065,000	1,026,887
Bank Tabungan Negara Persero Tbk PT (b)	2,172,200	370,057
BB&T Corp.	64,175	2,868,623
China Everbright Bank Co., Ltd. (b)	593,000	290,027
China Merchants Bank Co., Ltd. (b)	107,500	284,485
Chong Hing Bank, Ltd. (b)	120,000	262,176
Chongqing Rural Commercial Bank Co., Ltd. (b)	466,000	314,824
CIT Group, Inc.	69,333	2,976,466
Citigroup, Inc.	44,187	2,643,266

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	27

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Banks - 5.10% (continued)
Citizens Financial Group, Inc.	83,333	$2,879,155
Credicorp, Ltd. (b)	14,648	2,392,018
Dah Sing Financial Holdings Ltd. (b)	30,800	234,656
DBS Group Holdings, Ltd. (b)	24,400	337,986
Fifth Third Bancorp	107,173	2,722,194
First BanCorp (a)(b)	237,507	1,341,915
Grupo Financiero Galicia SA - ADR	47,361	1,793,087
Hana Financial Group, Inc. (b)	13,119	432,901
IBERIABANK Corp.	30,220	2,390,402
Kasikornbank PCL - NVDR	38,300	210,762
KB Financial Group, Inc. - ADR	74,186	3,261,958
Kiatnakin Bank PCL - NVDR	87,600	177,207
Regions Financial Corp.	202,860	2,947,556
Sociedad Matriz del Banco de Chile SA - Class B (b)	911,842	326,031
SunTrust Banks, Inc.	51,731	2,860,724
Taiwan Business Bank (b)	1,006,684	278,668
TCF Financial Corp.	143,304	2,439,034
Turkiye Sinai Kalkinma Bankasi AS (b)	432,044	163,979
Umpqua Holdings Corp.	135,868	2,410,298
Woori Bank (b)	27,137	315,252
		42,847,681

Biotechnology - 2.00%
AbbVie, Inc.	71,041	4,629,032
Amgen, Inc.	26,122	4,285,836
Biogen, Inc. (a)	15,020	4,106,768
Gilead Sciences, Inc.	55,417	3,763,923
		16,785,559

Building Products - 0.07%
China Lesso Group Holdings, Ltd. (b)	525,881	444,806
Trakya Cam Sanayii AS (b)	180,110	156,670
		601,476

Capital Markets - 5.02%
Ameriprise Financial, Inc.	27,831	3,609,124
Bank of New York Mellon Corp.	67,624	3,193,882
CME Group, Inc.	44,431	5,278,403
Federated Investors, Inc. - Class B	80,807	2,128,456
Franklin Resources, Inc.	78,609	3,312,583
Intercontinental Exchange, Inc.	84,224	5,042,491
Invesco, Ltd.	91,792	2,811,589
Moody’s Corp.	44,187	4,950,712
Morningstar, Inc.	16,845	1,324,017
NASDAQ, Inc.	66,647	4,628,634
State Street Corp.	38,572	3,070,717
T Rowe Price Group, Inc.	41,502	2,828,361
		42,178,969

Chemicals - 0.30%
AECI, Ltd. (b)	29,587	254,268
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,470
ENF Technology Co., Ltd. (b)	20,704	335,079
Grupa Azoty SA (b)	8,328	144,982
Korea Petrochemical Industry Co., Ltd. (b)	1,257	275,472
Kukdo Chemical Co., Ltd. (b)	2,770	122,057
Lotte Chemical Corp. (b)	740	245,214
PTT Global Chemical PCL - NVDR	96,400	205,480
Scientex BHD (b)	249,344	415,776
SKC Co., Ltd. (b)	6,350	174,969
Soda Sanayii AS (b)	212,852	356,364
		2,536,131

28	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Communications Equipment - 0.40%
Cisco Systems, Inc.	88,375	$2,987,075
Sercomm Corp. (b)	89,000	222,962
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (b)	93,500	182,041
		3,392,078

Construction & Engineering - 0.04%
Hyundai Development Co-Engineering & Construction (b)	9,985	363,225

Consumer Finance - 0.45%
Navient Corp.	173,087	2,554,764
World Acceptance Corp. (a)	22,948	1,188,247
		3,743,011

Distributors - 0.40%
Genuine Parts Co.	36,375	3,361,414

Diversified Consumer Services - 0.02%
Kroton Educacional SA (b)	37,700	159,803

Diversified Financial Services - 0.12%
Fubon Financial Holding Co., Ltd. (b)	236,000	384,927
Inversiones La Construccion SA (b)	25,681	344,151
Metro Pacific Investments Corp. (b)	2,470,000	296,251
		1,025,329

Diversified Telecommunication Services - 0.15%
China Communications Services Corp., Ltd. (b)	560,000	366,748
China Telecom Corp., Ltd. - ADR	4,328	210,644
CITIC Telecom International Holdings, Ltd. (b)	634,000	192,626
Telekomunikasi Indonesia Persero Tbk PT - ADR	16,962	528,705
		1,298,723

Electric Utilities - 0.07%
Enel Chile SA - ADR	17,142	94,281
Equatorial Energia SA (b)	18,400	345,595
Tenaga Nasional Bhd (b)	57,600	178,505
		618,381

Electronic Equipment, Instruments & Components - 5.26%
Arrow Electronics, Inc. (a)	80,074	5,878,232
Avnet, Inc.	103,266	4,725,452
Benchmark Electronics, Inc. (a)	85,201	2,709,392
Chin-Poon Industrial Co., Ltd. (b)	226,000	459,579
DataTec, Ltd. (b)	36,718	141,742
Flex, Ltd. (a)	384,503	6,459,650
FLEXium Interconnect, Inc. (b)	48,709	169,376
Hon Hai Precision Industry Co., Ltd. (b)	166,300	498,748
Jabil Circuit, Inc.	264,391	7,646,188
Jahwa Electronics Co., Ltd. (b)	12,380	193,737
Methode Electronics, Inc.	65,182	2,972,299
Plexus Corp. (a)	41,502	2,398,816
Sanmina Corp. (a)	100,093	4,063,776
Tech Data Corp. (a)	62,741	5,891,380
		44,208,367

Food & Staples Retailing - 0.06%
Cosco Capital, Inc. (b)	920,700	155,563
Shoprite Holdings, Ltd. (b)	22,004	318,240
		473,803

Food Products - 0.38%
Astral Foods, Ltd. (b)	41,895	489,953
CJ CheilJedang Corp. (b)	492	155,306
Gruma SAB de CV - Class B (b)	14,900	210,549
Indofood Sukses Makmur Tbk PT (b)	399,400	239,837
Industrias Bachoco Sab de CV (b)	38,300	173,086
Japfa, Ltd. (b)	815,300	474,807
Kernel Holding SA (b)	17,988	324,057

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	29

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Food Products - 0.38% (continued)
Namchow Chemical Industrial Co., Ltd. (b)	87,000	$177,505
Sao Martinho SA (b)	50,400	277,710
Thai Vegetable Oil PCL - NVDR	262,900	256,301
Uni-President Enterprises Corp. (b)	105,560	197,898
WH Group, Ltd. (b)	266,000	229,377
		3,206,386

Gas Utilities - 0.01%
Gas Natural Chile SA (b)	12,885	54,479
Gasco SA (b)	12,885	41,786
		96,265

Health Care Equipment & Supplies - 0.03%
TaiDoc Technology Corp. (b)	65,050	223,037

Health Care Providers & Services - 3.83%
Aetna, Inc.	46,140	5,885,157
Anthem, Inc.	34,422	5,692,710
Banmedica SA (b)	92,468	222,666
Centene Corp. (a)	66,891	4,766,653
Cigna Corp.	26,610	3,898,099
Humana, Inc.	20,751	4,277,611
Qualicorp SA (b)	70,600	447,874
Sinopharm Group Co., Ltd. (b)	54,800	254,407
UnitedHealth Group, Inc.	41,258	6,766,725
		32,211,902

Hotels, Restaurants & Leisure - 2.40%
Carnival Corp.	85,575	5,041,223
ILG, Inc.	130,587	2,737,104
Marriott Vacations Worldwide Corp.	25,814	2,579,593
Norwegian Cruise Line Holdings, Ltd. (a)	59,083	2,997,281
Royal Caribbean Cruises, Ltd.	37,013	3,631,345
Wyndham Worldwide Corp.	37,734	3,180,599
		20,167,145

Household Durables - 0.06%
Arcelik AS (b)	40,072	249,991
Lentex SA (b)	90,904	251,519
		501,510

Independent Power & Renewable Electricity Producers - 0.05%
First Gen Corp. (b)	452,600	188,964
Huaneng Renewables Corp., Ltd. (b)	650,000	225,108
		414,072

Industrial Conglomerates - 0.14%
Alfa SAB de CV - Class A (b)	165,100	241,183
AntarChile SA (b)	26,729	309,825
Harim Holdings Co., Ltd. (b)	33,198	120,975
KAP Industrial Holdings, Ltd. (b)	319,890	213,161
Turkiye Sise ve Cam Fabrikalari AS (b)	241,722	277,464
		1,162,608

Insurance - 4.45%
Aflac, Inc.	52,732	3,818,851
Cathay Financial Holding Co., Ltd. (b)	249,000	399,668
China Life Insurance Co., Ltd. (b)	215,000	212,615
China Taiping Insurance Holdings Co., Ltd. (a)(b)	67,000	162,364
CNO Financial Group, Inc.	121,576	2,492,308
Everest Re Group, Ltd. (b)	13,427	3,139,367
Hanwha General Insurance Co., Ltd. (b)	37,378	232,849
Korean Reinsurance Co. (b)	15,388	159,625
Lincoln National Corp.	53,952	3,531,158
Manulife Financial Corp. (b)	194,571	3,451,690
MetLife, Inc.	63,718	3,365,585
PICC Property & Casualty Co., Ltd. (b)	420,000	648,242

30	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Insurance - 4.45% (continued)
Ping An Insurance Group Co. of China, Ltd. (b)	84,000	$470,774
Principal Financial Group, Inc.	61,765	3,897,989
Prudential Financial, Inc.	47,361	5,052,471
Sanlam, Ltd. (b)	61,000	306,082
Sun Life Financial, Inc. (b)	61,520	2,248,556
Unum Group	81,783	3,834,805
		37,424,999

Internet Software & Services - 0.26%
Alibaba Group Holding, Ltd. - ADR (a)	7,265	783,385
Tencent Holdings, Ltd. (b)	47,500	1,368,452
		2,151,837

IT Services - 6.11%
Accenture PLC - Class A (b)	48,337	5,794,639
Amdocs, Ltd.	41,746	2,546,088
CACI International, Inc. - Class A (a)	18,310	2,147,763
CGI Group, Inc. - Class A (a)(b)	39,061	1,872,194
Chinasoft International, Ltd. (b)	664,000	382,274
Cognizant Technology Solutions Corp. - Class A (a)	41,502	2,470,199
Convergys Corp.	75,924	1,605,792
DST Systems, Inc.	29,784	3,648,540
Fiserv, Inc. (a)	50,535	5,827,191
International Business Machines Corp.	36,619	6,376,833
MasterCard, Inc. - Class A	55,417	6,232,750
Net 1 UEPS Technologies, Inc. (a)(b)	10,038	122,765
Science Applications International Corp.	37,840	2,815,296
TravelSky Technology, Ltd. (b)	321,000	758,485
Visa, Inc. - Class A	78,609	6,985,982
Western Union Co.	85,445	1,738,806
		51,325,597

Media - 0.27%
Multiplus SA (b)	15,300	176,918
Scripps Networks Interactive Inc. - Class A	26,366	2,066,304
		2,243,222

Oil, Gas & Consumable Fuels - 0.52%
Cosan, Ltd. - Class A (b)	39,087	333,803
Grupa Lotos SA (a)(b)	33,119	456,659
GS Holdings Corp. (b)	8,274	437,507
Hellenic Petroleum SA (b)	78,300	429,376
IRPC PCL - NVDR	1,716,100	257,218
Kunlun Energy Co., Ltd. (b)	488,000	452,194
Motor Oil Hellas Corinth Refineries SA (b)	25,500	435,057
NewOcean Energy Holdings, Ltd. (b)	422,000	120,562
Polski Koncern Naftowy ORLEN SA (b)	15,388	388,116
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	208,722	311,437
Siamgas & Petrochemicals PCL - NVDR	597,000	227,613
SK Innovation Co., Ltd. (b)	1,500	223,511
Thai Oil PCL - NVDR	132,700	291,595
		4,364,648

Paper & Forest Products - 0.09%
Lee & Man Paper Manufacturing, Ltd. (b)	404,000	309,006
Sappi, Ltd. (b)	65,363	442,779
		751,785

Personal Products - 0.05%
AMOREPACIFIC Group (b)	4,214	450,478

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	31

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.49% (continued)

Pharmaceuticals - 0.11%
CSPC Pharmaceutical Group, Ltd. (b)	302,000	$395,654
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (a)(b)	66,000	194,580
Sino Biopharmaceutical, Ltd. (b)	400,000	329,401
		919,635

Real Estate Investment Trusts (REITs) - 0.03%
Proligis Property Mexico SA de CV (b)	151,700	260,095

Real Estate Management & Development - 0.14%
Filinvest Land, Inc. (b)	4,277,000	139,639
SP Setia Bhd Group (b)	232,500	186,666
UOA Development Bhd (b)	428,800	261,216
Vista Land & Lifestyles, Inc. (b)	2,417,900	244,743
Yanlord Land Group, Ltd. (b)	273,600	354,995
		1,187,259

Road & Rail - 2.41%
Canadian National Railway Co. (b)	46,629	3,447,282
CSX Corp.	100,337	4,670,687
Genesee & Wyoming, Inc. - Class A (a)	32,225	2,186,789
Kansas City Southern	33,690	2,889,254
Norfolk Southern Corp.	32,469	3,635,554
Union Pacific Corp.	31,981	3,387,428
		20,216,994

Semiconductors & Semiconductor Equipment - 5.54%
Applied Materials, Inc.	236,805	9,211,714
Chen Full International Co., Ltd. (b)	98,000	164,982
ChipMOS TECHNOLOGIES, Inc. - ADR	13,198	234,264
Eugene Technology Co., Ltd. (b)	14,550	212,193
Intel Corp.	73,971	2,668,134
KC Tech Co., Ltd. (b)	17,000	209,114
King Yuan Electronics Co., Ltd. (b)	364,000	335,914
Lam Research Corp.	79,830	10,246,979
MKS Instruments, Inc.	65,915	4,531,656
QUALCOMM, Inc.	35,643	2,043,770
Samsung Electronics Co., Ltd. (b)	747	1,374,790
Silicon Works Co., Ltd. (b)	5,050	138,380
SK Hynix, Inc. (b)	7,777	351,264
SolarEdge Technologies, Inc. (a)(b)	134,515	2,098,434
Taiwan Semiconductor Co., Ltd. (b)	234,000	274,510
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	13,311	437,133
Teradyne, Inc.	286,607	8,913,478
Wonik Holdings Co., Ltd. (a)(b)	32,335	158,778
Xperi Corp.	87,642	2,975,446
		46,580,933

Software - 2.11%
Activision Blizzard, Inc.	181,876	9,068,338
DoubleUGames Co., Ltd. (b)	4,080	144,142
Electronic Arts, Inc. (a)	94,966	8,501,356
		17,713,836

Specialty Retail - 2.59%
Asbury Automotive Group, Inc. (a)	43,943	2,640,974
AutoNation, Inc. (a)	60,544	2,560,406
AutoZone, Inc. (a)	4,638	3,353,506
FF Group (a)(b)	19,400	370,588
Group 1 Automotive, Inc.	33,446	2,477,680
Lithia Motors, Inc. - Class A	31,004	2,655,492
O’Reilly Automotive, Inc. (a)	13,671	3,688,983
Penske Automotive Group, Inc.	78,121	3,656,844
Super Group, Ltd. (a)(b)	137,617	364,785
		21,769,258

32	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.49% (continued)

Technology Hardware, Storage & Peripherals - 0.61%
Catcher Technology Co., Ltd. (b)	39,000	$385,440
Foxconn Technology Co., Ltd. (b)	72,945	222,403
HP, Inc.	184,805	3,304,313
Pegatron Corp. (b)	400,000	1,184,138
		5,096,294

Trading Companies & Distributors - 3.31%
AerCap Holdings NV (a)(b)	120,844	5,555,199
Air Lease Corp.	114,496	4,436,720
GATX Corp.	76,412	4,658,075
United Rentals, Inc. (a)	72,018	9,005,851
WESCO International, Inc. (a)	60,300	4,193,865
		27,849,710

Transportation Infrastructure - 0.05%
Wilson Sons, Ltd. - BDR	38,400	435,444

Water Utilities - 0.06%
China Water Affairs Group, Ltd. (b)	294,000	193,713
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	31,427	327,155
		520,868

Wireless Telecommunication Services - 0.07%
China Mobile, Ltd. - ADR	10,779	595,324
TOTAL COMMON STOCKS
(Cost $418,448,303)		$550,403,004

PREFERRED STOCKS - 1.04%

Banks - 0.99%
Banco Bradesco SA - ADR	293,319	$3,003,587
Bancolombia SA - ADR	59,567	2,374,936
Itau Unibanco Holding SA - ADR	247,186	2,983,535
		8,362,058

Chemicals - 0.05%
Braskem SA - ADR	18,973	386,100
TOTAL PREFERRED STOCKS
(Cost $7,800,294)		$8,748,158

INVESTMENT COMPANIES - 12.08%
Exchange Traded Funds - 12.08%
CurrencyShares Japanese Yen Trust (a)(f)	179,478	$15,528,437
iShares International Treasury Bond ETF	157,000	14,349,800
iShares JP Morgan USD Emerging Markets Bond ETF	74,573	8,478,950
iShares MBS ETF	107,781	11,484,065
iShares MSCI Emerging Markets ETF	8,000	315,120
iShares MSCI India Small-Cap ETF	22,832	958,487
iShares MSCI Russia Capped ETF	27,123	871,191
iShares MSCI UAE Capped ETF	17,006	284,510
PowerShares Build America Bond Portfolio	47,278	1,388,082
PowerShares Senior Loan Portfolio	396,957	9,233,220
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	1,201,734	32,014,194
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	52,283	1,585,221
VanEck Vectors Russia ETF	41,340	854,498
Vanguard Mortgage-Backed Securities ETF	79,679	4,184,741
TOTAL INVESTMENT COMPANIES
(Cost $102,416,101)		$101,530,516

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	33

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Principal Amount	Fair Value

CORPORATE BONDS - 3.43%
Banks - 1.05%
JP Morgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,062,768
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	3,770,889
		8,833,657

Biotechnology - 0.38%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,198,379

Diversified Telecommunication Services - 0.54%
AT&T, Inc.
3.400%, 05/15/2025	4,700,000	4,539,852

Food Products - 0.50%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,213,014

Internet Software & Services - 0.42%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,496,460

Software - 0.54%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,560,250
TOTAL CORPORATE BONDS
(Cost $29,119,710)		$28,841,612

UNITED STATES TREASURY OBLIGATIONS - 3.20%
United States Treasury Notes - 3.20%
2.125%, 05/15/2025	$27,346,000	$26,933,677
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $27,233,025)		$26,933,677

FOREIGN GOVERNMENT BONDS - 1.99%
Argentine Republic Government International Bond
6.250%, 04/22/2019 (b)	$2,370,000	$2,500,350
Government of the United Kingdom
2.250%, 09/07/2023 (b)
GBP	3,750,000	5,171,772
Korea International Bond
7.125%, 04/16/2019 (b)	$2,250,000	2,486,925
Mexico Government International Bond
5.950%, 03/19/2019 (b)	$2,020,000	2,176,550
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,194,000
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,200,950
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $16,723,815)		$16,730,547

34	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.79%

Money Market Funds - 12.79%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (c)	107,471,239	$107,471,239
TOTAL SHORT-TERM INVESTMENTS
(Cost $107,471,239)		$107,471,239

Total Investments (Cost $709,212,487) - 100.02%		$840,658,753

Liabilities in Excess of Other Assets - (0.02)%		(196,839)
TOTAL NET ASSETS - 100.00%		$840,461,914

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2017.
(d)	Illiquid security. The fair value of these securities total $6,470 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.
(f)	Affiliated security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	35

Leuthold Global Fund

Consolidated Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.80%

Airlines - 2.95%
Air Canada (a)(b)	34,169	$354,575
AirAsia Bhd (b)	630,400	447,239
Delta Air Lines, Inc.	16,568	761,465
Hawaiian Holdings, Inc. (a)	6,476	300,810
JetBlue Airways Corp. (a)	27,626	569,372
SkyWest, Inc.	9,654	330,650
United Continental Holdings, Inc. (a)	6,632	468,485
		3,232,596

Auto Components - 4.58%
Brembo SpA (b)	5,298	391,948
Cheng Shin Rubber Industry Co., Ltd. (b)	153,000	316,134
Cie Plastic Omnium SA (b)	12,181	442,787
Cooper Tire & Rubber Co.	10,074	446,782
Cooper-Standard Holding, Inc. (a)	3,163	350,872
Faurecia (b)	8,273	392,793
Goodyear Tire & Rubber Co.	18,016	648,576
Lear Corp.	6,374	902,431
Leoni AG (b)	2,635	135,420
Magna International, Inc. (b)	14,902	643,170
Tong Yang Industry Co., Ltd. (b)	206,000	357,813
		5,028,726
Automobiles - 3.79%
Ford Motor Co.	68,495	797,282
Geely Automobile Holdings, Ltd. (b)	275,000	421,453
General Motors Co.	24,617	870,457
Great Wall Motor Co., Ltd. (b)	282,000	321,394
Hyundai Motor Co. (b)	1,521	214,357
Kia Motors Corp. (b)	6,040	200,182
Nissan Motor Co., Ltd. (b)	31,000	298,914
Renault SA (b)	3,865	335,763
Tata Motors, Ltd. - ADR	19,767	704,694
		4,164,496

Banks - 6.41%
Banco do Brasil SA (b)	51,200	551,317
Barclays Africa Group, Ltd. (b)	29,037	301,969
BB&T Corp.	7,715	344,860
CIMB Group Holdings Bhd (b)	304,000	382,606
CIT Group, Inc.	8,215	352,670
Credicorp, Ltd. (b)	2,132	348,156
Fifth Third Bancorp	12,868	326,847
Grupo Financiero Banorte SAB de CV (b)	59,500	342,402
Hana Financial Group, Inc. (b)	12,494	412,277
IBERIABANK Corp.	4,203	332,457
Krung Thai Bank PCL - NVDR	672,400	399,221
Nedbank Group, Ltd. (b)	23,921	429,816
Popular, Inc. (b)	7,825	318,712
Regions Financial Corp.	24,562	356,886
SunTrust Banks, Inc.	6,298	348,279
Taishin Financial Holding Co., Ltd. (b)	868,274	361,907
TCF Financial Corp.	20,016	340,672
TMB Bank PCL - NVDR	5,058,000	359,123
Woori Bank (b)	36,464	423,604
		7,033,781
Building Products - 3.67%
American Woodmark Corp. (a)	5,114	469,465
Apogee Enterprises, Inc.	8,712	519,322
Asahi Glass Co., Ltd. (b)	86,000	697,767
Cie de Saint-Gobain (b)	8,884	455,811
Kingspan Group PLC (b)	13,752	438,727
Owens Corning	10,785	661,876
Universal Forest Products, Inc.	3,626	357,306
USG Corp. (a)	13,540	430,572
		4,030,846

36	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.80% (continued)

Capital Markets - 6.10%
BGC Partners, Inc. - Class A	33,642	$382,173
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros (b)	126,700	780,695
China Everbright, Ltd. (b)	178,000	359,492
China Galaxy Securities Co., Ltd. (b)	544,500	502,807
Close Brothers Group PLC (b)	19,687	379,503
Deutsche Boerse AG (a)(b)	7,948	728,329
Euronext NV (b)	6,190	269,915
Goldman Sachs Group, Inc.	3,015	692,606
Lazard, Ltd. - Class A (b)	12,196	560,894
Morgan Stanley	16,249	696,107
NASDAQ, Inc.	9,380	651,441
Thomson Reuters Corp.	16,071	694,749

		6,698,711
Chemicals - 3.99%
Denka Co., Ltd. (b)	126,000	655,352
Hyosung Corp. (b)	3,160	382,933
Lotte Chemical Corp. (b)	2,580	854,936
LyondellBasell Industries NV - Class A (b)	10,742	979,563
Tosoh Corp. (b)	117,000	1,029,428
Trinseo SA (b)	7,157	480,235
		4,382,447

Construction Materials - 2.81%
BBMG Corp. (b)	834,000	346,988
CSR, Ltd. (b)	93,710	322,716
Eagle Materials, Inc.	5,598	543,790
HeidelbergCement AG (b)	4,350	407,371
James Hardie Industries PLC (b)	27,332	429,423
Semen Indonesia Persero Tbk PT (b)	425,500	287,316
Taiheiyo Cement Corp. (b)	138,000	463,085
Tipco Asphalt PCL - NVDR	375,800	281,699
		3,082,388

Distributors - 0.35%
Inchcape PLC (b)	36,577	385,630

Diversified Financial Services - 2.84%
AMP, Ltd. (b)	162,895	644,433
Berkshire Hathaway, Inc.- Class B (a)	6,761	1,126,923
EXOR NV (b)	16,623	859,542
GT Capital Holdings, Inc. (b)	8,884	202,666
L E Lundbergforetagen AB - Class B (b)	4,129	279,852
		3,113,416
Electric Utilities - 1.30%
EDP - Energias do Brasil SA (b)	70,900	314,799
Enel Americas SA - ADR	19,086	198,304
Enel Chile SA - ADR	19,086	104,973
Korea Electric Power Corp. - ADR	21,595	447,664
Tenaga Nasional Bhd (b)	118,400	366,927
		1,432,667

Electronic Equipment, Instruments & Components - 4.30%
Arrow Electronics, Inc. (a)	6,031	442,736
Avnet, Inc.	9,635	440,897
Corning, Inc.	17,586	474,822
Hexagon AB - Class B (b)	9,788	392,839
Hon Hai Precision Industry Co., Ltd. (b)	165,800	497,249
Jabil Circuit, Inc.	19,065	551,360
Kingboard Chemical Holdings, Ltd. (b)	135,000	498,764
Sanmina Corp. (a)	15,129	614,237
TDK Corp. (b)	5,400	342,873
Tech Data Corp. (a)	4,951	464,899
		4,720,676

Household Durables - 0.37%
CalAtlantic Group, Inc.	10,739	402,176

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	37

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.80% (continued)

Insurance - 5.87%
CNO Financial Group, Inc.	18,243	$373,982
Everest Re Group, Ltd. (b)	2,515	588,032
Legal & General Group PLC (b)	114,192	353,588
Medibank Pvt, Ltd. (b)	207,865	447,719
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (b)	2,571	503,281
Old Mutual PLC (b)	140,542	353,698
Phoenix Group Holdings (b)	38,930	364,843
Ping An Insurance Group Co. of China, Ltd. (b)	95,000	532,423
Prudential Financial, Inc.	4,969	530,093
Reinsurance Group of America, Inc.	4,488	569,886
SCOR SE (b)	10,423	393,918
Swiss Re AG (b)	5,537	497,312
Unum Group	8,006	375,401
Validus Holdings, Ltd. (b)	9,893	557,866
		6,442,042
Internet Software & Services - 2.39%
Akamai Technologies, Inc. (a)	8,546	510,196
Alphabet, Inc. - Class A (a)	650	551,070
Baidu, Inc. - ADR (a)	3,046	525,496
eBay, Inc. (a)	18,525	621,884
j2 Global, Inc.	4,985	418,292
		2,626,938
Metals & Mining - 2.65%
APERAM SA (b)	8,730	435,265
Bekaert SA (b)	7,019	342,753
BlueScope Steel, Ltd. (b)	76,130	713,699
Cliffs Natural Resources, Inc. (a)	46,553	382,200
Reliance Steel & Aluminum Co.	3,991	319,360
Voestalpine AG (b)	9,681	380,739
Worthington Industries, Inc.	7,362	331,953
		2,905,969

Oil, Gas & Consumable Fuels - 0.36%
Neste OYJ (b)	10,055	393,180

Paper & Forest Products - 3.12%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,944
Domtar Corp.	10,350	377,982
Fibria Celulose SA - ADR	28,099	256,825
Lee & Man Paper Manufacturing, Ltd. (b)	396,000	302,887
Louisiana-Pacific Corp. (a)	18,000	446,760
Norbord, Inc. (b)	11,827	336,618
Sappi, Ltd. (b)	68,222	462,147
Stora Enso OYJ (b)	36,267	428,829
UPM-Kymmene OYJ (b)	13,549	318,119
West Fraser Timber Co., Ltd. (b)	10,608	443,672
		3,421,783

Semiconductors & Semiconductor Equipment - 0.82%
Cirrus Logic, Inc. (a)	6,868	416,819
Dialog Semiconductor PLC (a)(b)	9,439	481,454
		898,273

Trading Companies & Distributors - 3.85%
Air Lease Corp.	13,040	505,300
Aircastle, Ltd.	18,531	447,153
Barloworld, Ltd. (b)	72,489	644,004
GATX Corp.	8,635	526,389
HD Supply Holdings, Inc. (a)	11,381	468,044
United Rentals, Inc. (a)	5,905	738,420
WESCO International, Inc. (a)	6,871	477,878
Wolseley PLC (b)	6,607	415,986
		4,223,174

38	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 65.80% (continued)

Wireless Telecommunication Services - 3.28%
China Mobile, Ltd. - ADR	10,859	$599,743
Freenet AG (b)	15,378	499,875
KDDI Corp. (b)	38,000	999,430
Softbank Group Corp. (b)	16,000	1,134,642
Vodafone Group PLC - ADR	13,939	368,408
		3,602,098
TOTAL COMMON STOCKS (Cost $63,342,861)		$72,222,013

PREFERRED STOCKS - 0.59%

Electric Utilities - 0.35%
Cia Energetica de Minas Gerais - ADR	118,928	$391,273

Paper & Forest Products - 0.24%
Suzano Papel e Celulose SA - Class A (b)	61,700	261,140
TOTAL PREFERRED STOCKS (Cost $546,607)		$652,413

INVESTMENT COMPANIES - 14.39%

Exchange Traded Funds - 14.39%
CurrencyShares Japanese Yen Trust (a)	19,351	$1,674,248
iShares International Treasury Bond ETF	30,293	2,768,780
iShares JP Morgan USD Emerging Markets Bond ETF	12,288	1,397,146
iShares MBS ETF	29,224	3,113,817
PowerShares Senior Loan Portfolio	67,833	1,577,796
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	156,110	4,158,770
SPDR Bloomberg Barclays Short-Term International Treasury Bond ETF	36,396	1,103,527
TOTAL INVESTMENT COMPANIES (Cost $16,055,768)		$15,794,084

	Shares/ Principal Amount	Fair Value

CORPORATE BONDS - 3.73%

Banks - 1.64%
JP Morgan Chase & Co. 1.500%, 01/27/2025	$920,000	$1,012,554
Wells Fargo & Co. 1.125%, 10/29/2021	720,000	791,557
		1,804,111

Biotechnology - 0.65%
AbbVie, Inc. 2.850%, 05/14/2023	730,000	716,201

Diversified Telecommunication Services - 1.44%
AT&T, Inc. 3.400%, 05/15/2025	1,630,000	1,574,459
TOTAL CORPORATE BONDS (Cost $4,147,868)		$4,094,771

UNITED STATES TREASURY OBLIGATIONS - 4.16%

United States Treasury Notes - 4.16%
2.125%, 05/15/2025	$4,635,000	$4,565,114

TOTAL UNITED STATES TREASURY
OBLIGATIONS (Cost $4,573,626)		$4,565,114

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	39

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Principal Amount	Fair Value

FOREIGN GOVERNMENT BONDS - 2.90%
Argentine Republic Government International Bond 6.250%, 04/22/2019 (b)	$425,000	$448,375
Government of the United Kingdom 2.250%, 09/07/2023 (b) GBP	630,000	868,858
Korea International Bond 7.125%, 04/16/2019 (b)	400,000	442,120
Mexico Government International Bond 5.950%, 03/19/2019 (b)	410,000	441,775
Poland Government International Bond 6.375%, 07/15/2019 (b)	406,000	445,382
Turkey Government International Bond 7.500%, 11/07/2019 (b)	490,000	536,550
TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,184,891)		$3,183,060

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 8.06%

Money Market Funds - 8.06%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.056% (c)	8,846,150	$8,846,150
TOTAL SHORT-TERM INVESTMENTS (Cost $8,846,150)		$8,846,150

Total Investments (Cost $100,697,771) - 99.63%		$109,357,605
Other Assets in Excess of Liabilities - 0.37%		403,815
TOTAL NET ASSETS - 100.00%		$109,761,420

Percentages are stated as a percent of net assets.
ADR     American Depositary Receipt
GBP      British Pound
NVDR Non-Voting Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate quoted is the annualized seven-day yield as of March 31, 2017.
(d) Illiquid security. The fair value of these securities total $47,944 which represents 0.04% of total net assets.
(e) The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

40	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Fair Value	Percentage of Total Investments

CURRENCY EXPOSURE March 31, 2017
Australian Dollar	$2,557,990	2.34%
Brazilian Real	1,907,951	1.74
British Pound	3,122,106	2.86
Canadian Dollar	1,134,866	1.04
Euro	10,839,929	9.91
Hong Kong Dollar	3,334,153	3.05
Indonesian Rupiah	287,316	0.26
Japanese Yen	5,621,491	5.14
Malaysian Ringgit	1,196,772	1.09
Mexican Peso	342,402	0.31
New Taiwan Dollar	1,533,102	1.40
Philippine Peso	202,666	0.19
South African Rand	1,837,936	1.68
South Korea Won	2,488,289	2.28
Swedish Krona	672,691	0.62
Swiss Franc	497,312	0.45
Thai Baht	1,040,043	0.95
US Dollar	70,740,590	64.69
Total Investments	$109,357,605	100.00%

PORTFOLIO DIVERSIFICATION March 31, 2017
Argentina	$448,375	0.41%
Australia	2,128,567	1.95
Austria	380,739	0.35
Belgium	342,753	0.31
Bermuda	1,706,792	1.56
Brazil	2,556,049	2.34
Canada	1,778,035	1.63
Chile	303,277	0.28
China	2,698,505	2.47
Finland	1,140,128	1.04
France	2,021,072	1.85
Germany	2,274,276	2.08
Hong Kong	1,760,886	1.61
India	704,694	0.64
Indonesia	287,316	0.26
Ireland	868,150	0.79
Italy	1,251,490	1.14
Japan	5,621,491	5.14
Jersey	364,843	0.33
Luxembourg	915,500	0.84
Malaysia	1,196,772	1.09
Mexico	784,177	0.72
Netherlands	269,915	0.25
Peru	348,156	0.32
Philippines	202,666	0.19
Poland	445,382	0.41
Puerto Rico	318,712	0.29
South Africa	1,837,936	1.68
South Korea	3,378,073	3.09
Sweden	672,691	0.62
Switzerland	913,298	0.83
Taiwan	1,533,102	1.40
Thailand	1,040,043	0.95
Turkey	536,550	0.49
United Kingdom	3,191,139	2.92
United States	63,136,055	57.73
Total Investments	$109,357,605	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	41

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 97.49%

Aerospace & Defense - 4.47%
General Dynamics Corp.	429	$80,309
L3 Technologies, Inc.	578	95,538
Northrop Grumman Corp.	606	144,131
Raytheon Co.	927	141,368
Spirit AeroSystems Holdings, Inc. - Class A	1,334	77,265
Textron, Inc.	1,597	76,001
		614,612

Airlines - 6.48%
Alaska Air Group, Inc.	1,216	112,140
American Airlines Group, Inc.	3,256	137,729
Delta Air Lines, Inc.	3,791	174,234
Hawaiian Holdings, Inc. (a)	3,692	171,493
JetBlue Airways Corp. (a)	3,789	78,091
Southwest Airlines Co.	4,054	217,943
		891,630

Auto Components - 4.94%
American Axle & Manufacturing Holdings, Inc. (a)	3,715	69,768
BorgWarner, Inc.	2,711	113,293
Cooper Tire & Rubber Co.	1,745	77,391
Cooper-Standard Holding, Inc. (a)	595	66,003
Gentex Corp.	3,551	75,743
Lear Corp.	785	111,140
Magna International, Inc. (b)	2,290	98,836
Tenneco, Inc.	1,089	67,975
		680,149

Banks - 7.29%
Banco Macro SA - ADR	504	43,697
BB&T Corp.	1,745	78,001
CIT Group, Inc.	1,845	79,206
Citigroup, Inc.	1,189	71,126
Citizens Financial Group, Inc.	2,266	78,290
Credicorp, Ltd. (b)	399	65,157
Fifth Third Bancorp	2,762	70,155
First BanCorp (a)(b)	6,458	36,488
Grupo Financiero Galicia SA - ADR	1,281	48,499
IBERIABANK Corp.	822	65,020
KB Financial Group, Inc. - ADR	1,778	78,179
Regions Financial Corp.	5,516	80,147
SunTrust Banks, Inc.	1,407	77,807
TCF Financial Corp.	3,836	65,289
Umpqua Holdings Corp.	3,694	65,531
		1,002,592

Biotechnology - 3.32%
AbbVie, Inc.	1,944	126,671
Amgen, Inc.	715	117,310
Biogen, Inc. (a)	401	109,641
Gilead Sciences, Inc.	1,515	102,899
		456,521

Capital Markets - 8.24%
Ameriprise Financial, Inc.	749	97,130
Bank of New York Mellon Corp.	1,822	86,053
CME Group, Inc.	1,185	140,778
Federated Investors, Inc. - Class B	2,201	57,974
Franklin Resources, Inc.	2,115	89,126
Intercontinental Exchange, Inc.	2,275	136,204
Invesco, Ltd.	2,467	75,564
Moody’s Corp.	1,190	133,328
Morningstar, Inc.	433	34,034
NASDAQ, Inc.	1,795	124,663
State Street Corp.	1,040	82,795
T. Rowe Price Group, Inc.	1,119	76,260
		1,133,909

Communications Equipment - 0.59%
Cisco Systems, Inc.	2,384	80,579

42	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Consumer Finance - 0.72%
Navient Corp.	4,460	$65,830
World Acceptance Corp. (a)	631	32,673
		98,503

Distributors - 0.64%
Genuine Parts Co.	961	88,806

Electronic Equipment, Instruments & Components - 8.30%
Arrow Electronics, Inc. (a)	2,123	155,850
Avnet, Inc.	2,733	125,062
Benchmark Electronics, Inc. (a)	2,259	71,836
Flex, Ltd. (a)	10,399	174,703
Jabil Circuit, Inc.	7,148	206,720
Methode Electronics, Inc.	1,729	78,842
Plexus Corp. (a)	1,102	63,696
Sanmina Corp. (a)	2,690	109,214
Tech Data Corp. (a)	1,659	155,780
		1,141,703

Health Care Providers & Services - 6.02%
Aetna, Inc.	1,222	155,866
Anthem, Inc.	909	150,330
Centene Corp. (a)	1,773	126,344
Cigna Corp.	704	103,129
Humana, Inc.	549	113,171
UnitedHealth Group, Inc.	1,095	179,591
		828,431

Hotels, Restaurants & Leisure - 4.02%
Carnival Corp.	2,344	138,085
ILG, Inc.	3,541	74,219
Marriott Vacations Worldwide Corp.	700	69,951
Norwegian Cruise Line Holdings, Ltd. (a)	1,602	81,269
Royal Caribbean Cruises, Ltd.	1,026	100,661
Wyndham Worldwide Corp.	1,050	88,505
		552,690
Insurance - 6.53%
Aflac, Inc.	1,365	98,853
CNO Financial Group, Inc.	3,120	63,960
Everest Re Group, Ltd. (b)	348	81,366
Lincoln National Corp.	1,399	91,565
Manulife Financial Corp. (b)	5,037	89,357
MetLife, Inc.	1,651	87,206
Principal Financial Group, Inc.	1,602	101,102
Prudential Financial, Inc.	1,202	128,229
Sun Life Financial, Inc. (b)	1,580	57,749
Unum Group	2,117	99,266
		898,653

IT Services - 9.64%
Accenture PLC - Class A (b)	1,278	153,207
Amdocs, Ltd.	1,105	67,394
CACI International, Inc. -Class A (a)	485	56,890
CGI Group, Inc. - Class A (a)(b)	1,035	49,608
Cognizant Technology Solutions Corp. - Class A (a)	1,098	65,353
Convergys Corp.	2,012	42,554
DST Systems, Inc.	792	97,020
Fiserv, Inc. (a)	1,341	154,631
International Business Machines Corp.	971	169,090
MasterCard, Inc. - Class A	1,469	165,218
Science Applications International Corp.	1,003	74,623
Visa, Inc. - Class A	2,082	185,027
Western Union Co.	2,261	46,011
		1,326,626

Media - 0.40%
Scripps Networks Interactive,Inc. - Class A	710	55,643

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	43

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 97.49% (continued)

Road & Rail - 4.02%
Canadian National Railway Co. (b)	1,276	$94,335
CSX Corp.	2,742	127,640
Genesee & Wyoming, Inc. - Class A (a)	877	59,513
Kansas City Southern	919	78,814
Norfolk Southern Corp.	891	99,765
Union Pacific Corp.	876	92,786
		552,853

Semiconductors & Semiconductor Equipment - 8.42%
Applied Materials, Inc.	6,443	250,633
Intel Corp.	1,994	71,924
Lam Research Corp.	2,173	278,926
MKS Instruments, Inc.	1,775	122,031
QUALCOMM, Inc.	977	56,021
SolarEdge Technologies, Inc. (a)(b)	3,620	56,472
Teradyne, Inc.	7,799	242,549
Xperi Corp.	2,357	80,020
		1,158,576

Software - 3.38%
Activision Blizzard, Inc.	4,822	240,425
Electronic Arts, Inc. (a)	2,516	225,232
		465,657

Specialty Retail - 4.06%
Asbury Automotive Group, Inc. (a)	1,163	69,896
AutoNation, Inc. (a)	1,605	67,876
AutoZone, Inc. (a)	124	89,658
Group 1 Automotive, Inc.	884	65,487
Lithia Motors, Inc. - Class A	822	70,404
O’Reilly Automotive, Inc. (a)	365	98,492
Penske Automotive Group, Inc.	2,069	96,850
		558,663
Technology Hardware, Storage & Peripherals - 0.65%
HP, Inc.	4,991	89,239

Trading Companies & Distributors - 5.36%
AerCap Holdings NV (a)(b)	3,204	147,288
Air Lease Corp.	3,031	117,451
GATX Corp.	2,026	123,505
United Rentals, Inc. (a)	1,911	238,971
WESCO International, Inc. (a)	1,595	110,932
		738,147
TOTAL COMMON STOCKS (Cost $10,061,694)		$13,414,182

PREFERRED STOCKS - 1.54%

Banks - 1.54%
Banco Bradesco SA - ADR	6,988	$71,557
Bancolombia SA - ADR	1,626	64,828
Itau Unibanco Holding SA - ADR	6,253	75,474
TOTAL PREFERRED STOCKS (Cost $191,043)		$211,859

44	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2017 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.07%

Money Market Funds - 1.07%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.056% (c)	147,706	$147,706
TOTAL SHORT-TERM INVESTMENTS (Cost $147,706)		$147,706

Total Investments (Cost $10,400,443) - 100.10%		$13,773,747
Liabilities in Excess of Other Assets - (0.10)%		(13,468)
TOTAL NET ASSETS - 100.00%		$13,760,279

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	45

Leuthold Global Industries Fund

Schedule of Investments
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.64%

Airlines - 4.29%
Air Canada (a)(b)	4,734	$49,125
AirAsia Bhd (b)	87,300	61,935
Delta Air Lines, Inc.	2,212	101,664
Hawaiian Holdings, Inc. (a)	897	41,666
JetBlue Airways Corp. (a)	3,689	76,030
SkyWest, Inc.	1,337	45,792
United Continental Holdings, Inc. (a)	886	62,587
		438,799

Auto Components - 6.55%
Brembo SpA (b)	707	52,304
Cheng Shin Rubber Industry Co., Ltd. (b)	20,000	41,325
Cie Plastic Omnium SA (b)	1,627	59,143
Cooper Tire & Rubber Co.	1,345	59,651
Cooper-Standard Holding, Inc. (a)	422	46,812
Faurecia (b)	1,105	52,464
Goodyear Tire & Rubber Co.	2,406	86,616
Lear Corp.	851	120,485
Leoni AG (b)	352	18,090
Magna International, Inc. (b)	1,990	85,888
Tong Yang Industry Co., Ltd. (b)	27,000	46,898
		669,676

Automobiles - 5.52%
Ford Motor Co.	9,490	110,464
Geely Automobile Holdings, Ltd. (b)	35,000	53,640
General Motors Co.	3,411	120,613
Great Wall Motor Co., Ltd. (b)	37,500	42,739
Hyundai Motor Co. (b)	203	28,609
Kia Motors Corp. (b)	802	26,580
Nissan Motor Co., Ltd. (b)	4,100	39,534
Renault SA (b)	516	44,826
Tata Motors, Ltd. - ADR	2,739	97,645
		564,650

Banks - 9.23%
Banco do Brasil SA (b)	6,800	73,222
Barclays Africa Group, Ltd. (b)	4,023	41,837
BB&T Corp.	1,030	46,041
CIMB Group Holdings Bhd (b)	40,600	51,098
CIT Group, Inc.	1,097	47,094
Credicorp, Ltd. (b)	295	48,174
Fifth Third Bancorp	1,718	43,637
Grupo Financiero Banorte SAB de CV (b)	7,900	45,462
Hana Financial Group, Inc. (b)	1,731	57,120
IBERIABANK Corp.	561	44,375
Krung Thai Bank PCL - NVDR	89,800	53,317
Nedbank Group, Ltd. (b)	3,194	57,390
Popular, Inc. (b)	1,045	42,563
Regions Financial Corp.	3,280	47,658
SunTrust Banks, Inc.	841	46,507
Taishin Financial Holding Co., Ltd. (b)	115,782	48,259
TCF Financial Corp.	2,673	45,495
TMB Bank PCL - NVDR	675,400	47,954
Woori Bank (b)	4,869	56,563
		943,766

Building Products - 5.23%
American Woodmark Corp. (a)	683	62,699
Apogee Enterprises, Inc.	1,163	69,327
Asahi Glass Co., Ltd. (b)	11,000	89,249
Cie de Saint-Gobain (b)	1,186	60,850
Kingspan Group PLC (b)	1,836	58,574
Owens Corning	1,440	88,373
Universal Forest Products, Inc.	484	47,693
USG Corp. (a)	1,808	57,494
		534,259

46	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.64% (continued)

Capital Markets - 8.79%
BGC Partners, Inc. - Class A	4,492	$51,029
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros (b)	16,900	104,134
China Everbright, Ltd. (b)	24,000	48,471
China Galaxy Securities Co., Ltd. (b)	72,500	66,948
Close Brothers Group PLC (b)	2,629	50,679
Deutsche Boerse AG (a)(b)	1,061	97,226
Euronext NV (b)	827	36,061
Goldman Sachs Group, Inc.	418	96,023
Lazard, Ltd. - Class A (b)	1,629	74,918
Morgan Stanley	2,170	92,963
NASDAQ, Inc.	1,253	87,021
Thomson Reuters Corp.	2,146	92,772
		898,245

Chemicals - 5.76%
Denka Co., Ltd. (b)	17,000	88,421
Hyosung Corp. (b)	422	51,139
Lotte Chemical Corp. (b)	344	113,991
LyondellBasell Industries NV - Class A	1,434	130,766
Tosoh Corp. (b)	16,000	140,776
Trinseo SA (b)	956	64,148
		589,241

Construction Materials - 4.01%
BBMG Corp. (b)	111,000	46,182
CSR, Ltd. (b)	12,513	43,092
Eagle Materials, Inc.	748	72,661
HeidelbergCement AG (b)	581	54,410
James Hardie Industries PLC (b)	3,650	57,346
Semen Indonesia Persero Tbk PT (b)	56,800	38,354
Taiheiyo Cement Corp. (b)	18,000	60,402
Tipco Asphalt PCL - NVDR	50,200	37,630
		410,077

Distributors - 0.50%
Inchcape PLC (b)	4,884	51,492

Diversified Financial Services - 4.07%
AMP, Ltd. (b)	21,752	86,054
Berkshire Hathaway, Inc. - Class B (a)	903	150,512
EXOR NV (b)	2,220	114,792
GT Capital Holdings, Inc. (b)	1,186	27,055
L E Lundbergforetagen AB - Class B (b)	551	37,345
		415,758

Electric Utilities - 1.87%
EDP - Energias do Brasil SA (b)	9,500	42,180
Enel Americas SA - ADR	2,549	26,484
Enel Chile SA - ADR	2,549	14,020
Korea Electric Power Corp. - ADR	2,884	59,785
Tenaga Nasional Bhd (b)	15,800	48,965
		191,434

Electronic Equipment, Instruments & Components - 6.13%
Arrow Electronics, Inc. (a)	805	59,095
Avnet, Inc.	1,287	58,893
Corning, Inc.	2,348	63,396
Hexagon AB - Class B (b)	1,307	52,456
Hon Hai Precision Industry Co., Ltd. (b)	21,600	64,780
Jabil Circuit, Inc.	2,546	73,630
Kingboard Chemical Holdings, Ltd. (b)	18,000	66,502
Sanmina Corp. (a)	2,020	82,012
TDK Corp. (b)	700	44,447
Tech Data Corp. (a)	661	62,068
		627,279

Household Durables - 0.54%
CalAtlantic Group, Inc.	1,475	55,239

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	47

Leuthold Global Industries Fund

Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.64% (continued)

Insurance - 8.40%
CNO Financial Group, Inc.	2,436	$49,938
Everest Re Group, Ltd. (b)	336	78,560
Legal & General Group PLC (b)	15,248	47,214
Medibank Pvt, Ltd. (b)	27,757	59,786
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (b)	343	67,143
Old Mutual PLC (b)	18,767	47,230
Phoenix Group Holdings (b)	5,198	48,715
Ping An Insurance Group Co. of China, Ltd. (b)	12,500	70,056
Prudential Financial, Inc.	664	70,836
Reinsurance Group of America, Inc.	599	76,061
SCOR SE (b)	1,392	52,608
Swiss Re AG (b)	739	66,374
Unum Group	1,069	50,125
Validus Holdings, Ltd. (b)	1,321	74,491
		859,137

Internet Software & Services - 3.43%
Akamai Technologies, Inc. (a)	1,141	68,118
Alphabet, Inc. - Class A (a)	87	73,758
Baidu, Inc. - ADR (a)	407	70,216
eBay, Inc. (a)	2,474	83,052
j2 Global, Inc.	666	55,884
		351,028

Metals & Mining - 3.80%
APERAM SA (b)	1,166	58,135
Bekaert SA (b)	937	45,756
BlueScope Steel, Ltd. (b)	10,166	95,304
Cliffs Natural Resources, Inc. (a)	6,216	51,033
Reliance Steel & Aluminum Co.	533	42,651
Voestalpine AG (b)	1,293	50,852
Worthington Industries, Inc.	983	44,323
		388,054

Oil, Gas & Consumable Fuels - 0.51%
Neste OYJ (b)	1,343	52,515

Paper & Forest Products - 4.58%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,239
Domtar Corp.	1,434	52,370
Fibria Celulose SA - ADR	3,893	35,582
Lee & Man Paper Manufacturing, Ltd. (b)	55,000	42,068
Louisiana-Pacific Corp. (a)	2,494	61,901
Norbord, Inc. (b)	1,589	45,226
Sappi, Ltd. (b)	9,452	64,029
Stora Enso OYJ (b)	5,025	59,417
UPM-Kymmene OYJ (b)	1,877	44,070
West Fraser Timber Co., Ltd. (b)	1,470	61,482
		468,384

Semiconductors & Semiconductor Equipment - 1.22%
Cirrus Logic, Inc. (a)	952	57,777
Dialog Semiconductor PLC (a)(b)	1,308	66,717
		124,494

Trading Companies & Distributors - 5.52%
Air Lease Corp.	1,741	67,464
Aircastle, Ltd.	2,474	59,697
Barloworld, Ltd. (b)	9,680	85,999
GATX Corp.	1,153	70,287
HD Supply Holdings, Inc. (a)	1,520	62,510
United Rentals, Inc. (a)	789	98,664
WESCO International, Inc. (a)	918	63,847
Wolseley PLC (b)	882	55,532
		564,000

48	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.64% (continued)

Wireless Telecommunication Services - 4.69%
China Mobile, Ltd. - ADR	1,450	$80,083
Freenet AG (b)	2,053	66,735
KDDI Corp. (b)	5,100	134,134
Softbank Group Corp. (b)	2,100	148,922
Vodafone Group PLC - ADR	1,861	49,186
		479,060

TOTAL COMMON STOCKS
(Cost $8,396,133)		$9,676,587

PREFERRED STOCKS - 0.86%

Electric Utilities - 0.51%
Cia Energetica de Minas Gerais - ADR	15,881	$52,249

Paper & Forestry Products - 0.35%
Suzano Papel e Celulose SA - Class A (b)	8,500	35,975

TOTAL PREFERRED STOCKS
(Cost $74,178)		$88,224

INVESTMENT COMPANIES - 2.94%

Exchange Traded Funds - 2.94%
iShares Core MSCI EAFE ETF	2,070	$119,956
iShares Core MSCI Emerging Markets ETF	1,262	60,311
SPDR S&P 500 ETF Trust	510	120,227
TOTAL INVESTMENT COMPANIES
(Cost $293,718)		$300,494

SHORT-TERM INVESTMENTS - 1.15%

Money Market Funds - 1.15%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.056% (c)	117,997	$117,997
TOTAL SHORT-TERM INVESTMENTS
(Cost $117,997)		$117,997

Total Investments
(Cost $8,882,025) - 99.59%		$10,183,302
Other Assets in Excess of Liabilities - 0.41%		41,633
TOTAL NET ASSETS - 100.00%		$10,224,935

Percentages are stated as a percent of net assets.
ADR        American Depositary Receipt
NVDR     Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2017.
(d)	Illiquid security. The fair value of these securities total $2,239 which represents 0.02% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	49

Leuthold Global Industries Fund

Schedule of Investments (continued)
 March 31, 2017 (Unaudited)

		Percentage
	Fair	of Total
	Value	Investments

CURRENCY EXPOSURE
March 31, 2017
Australian Dollar	$341,581	3.35%
Brazilian Real	255,511	2.51
British Pound	300,862	2.95
Canadian Dollar	155,833	1.53
Euro	1,212,688	11.91
Hong Kong Dollar	438,844	4.31
Indonesian Rupiah	38,354	0.38
Japanese Yen	745,885	7.32
Malaysian Ringgit	161,998	1.59
Mexican Peso	45,462	0.45
New Taiwan Dollar	201,262	1.98
Philippine Peso	27,056	0.27
South African Rand	249,255	2.45
South Korea Won	334,003	3.28
Swedish Krona	89,801	0.88
Swiss Franc	66,374	0.65
Thai Baht	138,900	1.36
US Dollar	5,379,633	52.83
Total Investments	$10,183,302	100.00%

PORTFOLIO DIVERSIFICATION
March 31, 2017
Australia	$284,235	2.79%
Austria	50,852	0.50
Belgium	45,756	0.45
Bermuda	227,969	2.24
Brazil	343,342	3.37
Canada	241,721	2.37
Chile	40,504	0.40
China	352,019	3.46
Finland	156,002	1.53
France	269,891	2.65
Germany	303,604	2.98
Hong Kong	237,124	2.33
India	97,645	0.96
Indonesia	38,354	0.38
Ireland	115,920	1.14
Italy	167,096	1.64
Japan	745,885	7.32
Jersey	48,714	0.48
Luxembourg	58,135	0.57
Malaysia	161,998	1.59
Mexico	45,462	0.45
Netherlands	36,061	0.35
Peru	48,174	0.47
Philippines	27,056	0.27
Puerto Rico	42,563	0.42
South Africa	249,255	2.45
South Korea	393,788	3.87
Sweden	89,801	0.88
Switzerland	121,906	1.20
Taiwan	201,262	1.98
Thailand	138,900	1.36
United Kingdom	312,519	3.07
United States	4,489,789	44.08
Total Investments	$10,183,302	100.00%

50	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
 March 31, 2017 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 84.20%
Money Market Funds - 84.20%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.056% (a)(b)	156,075,824	$156,075,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,075,824)		$156,075,824

Total Investments
(Cost $ 156,075,824) - 84.20%		$156,075,824
Other Assets in Excess of Liabilities - 15.80% (b)		29,293,808
TOTAL NET ASSETS - 100.00%		$185,369,632

Percentages are stated as a percent of net assets.
(a)    The rate quoted is the annualized seven-day yield as of March 31, 2017.
(b)    All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	51

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.66%

Air Freight & Logistics - 1.85%
Expeditors International of Washington, Inc.	60,573	$3,421,769

Banks - 1.72%
HDFC Bank, Ltd. - ADR	42,290	3,181,054

Beverages - 5.59%
Anheuser-Busch InBev NV - ADR	27,356	3,002,595
Boston Beer Co., Inc. - Class A	10,607	1,534,302
Brown-Forman Corp. - Class B	65,737	3,035,735
Monster Beverage Corp.	60,582	2,797,071
		10,369,703

Capital Markets - 1.23%
Financial Engines, Inc.	27,216	1,185,257
Interactive Brokers Group, Inc. - Class A	31,403	1,090,312
		2,275,569

Chemicals - 0.97%
CF Industries Holdings, Inc.	61,131	1,794,195

Commercial Services & Supplies - 0.58%
Healthcare Services Group, Inc.	24,983	1,076,518

Communications Equipment - 1.95%
Palo Alto Networks, Inc.	19,121	2,154,554
ViaSat, Inc.	22,889	1,460,776
		3,615,330

Distributors - 0.39%
Core-Mark Holding Co, Inc.	23,029	718,275

Diversified Consumer Services - 1.76%
ServiceMaster Global Holdings, Inc.	78,019	3,257,293

Diversified Telecommunication Services - 1.12%
Cogent Communications Holdings, Inc.	48,431	2,084,955

Electrical Equipment - 1.32%
Acuity Brands, Inc.	12,003	2,448,612

Energy Equipment & Services - 3.20%
National Oilwell Varco, Inc.	73,553	2,948,740
Schlumberger, Ltd. (b)	38,102	2,975,766
		5,924,506

Food Products - 3.01%
Pinnacle Foods, Inc.	57,921	3,351,888
Snyder’s-Lance, Inc.	55,409	2,233,537
		5,585,425

Gas Utilities - 0.52%
New Jersey Resource Corp.	24,285	961,686

Health Care Equipment & Supplies - 5.48%
Dentsply Sirona, Inc.	50,803	3,172,139
DexCom, Inc.	35,311	2,991,901
Intuitive Surgical, Inc.	3,908	2,995,365
Penumbra, Inc.	12,003	1,001,650
		10,161,055

Health Care Technology - 1.53%
Athenahealth, Inc.	25,123	2,831,111

Hotels, Restaurants & Leisure - 6.12%
Boyd Gaming Corp.	95,466	2,101,207
Chipotle Mexican Grill, Inc.	6,978	3,108,838
Starbucks Corp.	56,247	3,284,262
Yum! Brands, Inc.	44,662	2,853,902
		11,348,209

Household Products - 1.52%
Colgate-Palmolive Co.	38,521	2,819,352

52	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.66% (continued)

Independent Power & Renewable Electricity Producers - 1.38%
Calpine Corp.	231,127	$2,553,953

Industrial Conglomerates - 1.72%
General Electric Co.	107,050	3,190,090

Internet & Direct Marketing Retail - 2.55%
JD.com, Inc. - ADR	103,421	3,217,427
TripAdvisor, Inc.	34,892	1,505,939
		4,723,366

Internet Software & Services - 2.09%
Facebook, Inc. - Class A	20,149	2,862,166
New Relic, Inc.	27,076	1,003,707
		3,865,873

IT Services - 1.49%
Blackhawk Network Holdings, Inc.	67,952	2,758,851

Life Sciences Tools & Services - 1.53%
Illumina, Inc.	16,609	2,834,160

Machinery - 3.07%	`
Graco, Inc.	20,238	1,905,205
Proto Labs, Inc.	16,748	855,823
Wabtec Corp.	37,609	2,933,502
		5,694,530

Media - 2.66%
IMAX Corp. (b)	88,766	3,018,044
Lions Gate Entertainment Corp. - Class A	38,825	1,031,192
New York Times Co. - Class A	61,131	880,286
		4,929,522

Metals & Mining - 3.92%
Compass Minerals International, Inc.	27,076	1,837,107
Franco-Nevada Corp. (b)	45,500	2,980,705
Goldcorp, Inc. (b)	168,321	2,455,803
		7,273,615

Multi-Utilities - 3.23%
Dominion Resources, Inc.	39,777	3,085,502
NiSource, Inc.	122,123	2,905,306
		5,990,808

Oil, Gas & Consumable Fuels - 5.96%
Cabot Oil & Gas Corp.	124,496	2,976,699
Hess Corp.	47,733	2,301,208
Occidental Petroleum Corp.	43,127	2,732,527
Range Resources Corp.	104,614	3,044,267
		11,054,701

Personal Products - 2.85%
Coty, Inc. - Class A	136,778	2,479,785
Estee Lauder Companies, Inc. - Class A	32,972	2,795,696
		5,275,481

Pharmaceuticals - 3.04%
Allergan PLC	12,701	3,034,523
Mylan NV	66,714	2,601,179
		5,635,702

Professional Services - 1.85%
Equifax, Inc.	25,123	3,435,319

Real Estate Investment Trusts (REITs) - 2.03%
Acadia Realty Trust	31,264	939,796
Education Realty Trust, Inc.	22,750	929,337
Sun Communities, Inc.	23,576	1,893,860
		3,762,993

See Notes to the Financial Statements.	The Leuthold Funds - 2017 Semi-Annual Report	53

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
 March 31, 2017 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.66% (continued)

Semiconductors & Semiconductor Equipment - 1.09%
MACOM Technology Solutions Holdings, Inc.	42,010	$2,029,083

Software - 13.67%
Fortinet, Inc.	77,601	2,975,998
Guidewire Software, Inc.	37,823	2,130,570
Imperva, Inc.	63,923	2,624,039
Salesforce.com, Inc.	40,615	3,350,331
Splunk, Inc.	49,966	3,112,382
Tableau Software, Inc. - Class A	54,572	2,704,043
Tyler Technologies, Inc.	17,446	2,696,454
Ultimate Software Group, Inc.	14,515	2,833,473
Workday, Inc. - Class A	35,032	2,917,465
		25,344,755

Specialty Retail - 0.46%
Monro Muffler Brake, Inc.	16,330	850,793

Textiles, Apparel & Luxury Goods - 2.46%
NIKE, Inc. - Class B	54,432	3,033,496
Under Armour, Inc. - Class A	77,362	1,530,220
		4,563,716

Trading Companies & Distributors - 1.75%
Fastenal Co.	62,946	3,241,719
TOTAL COMMON STOCKS (Proceeds $183,862,339)		$182,883,647

TOTAL SECURITIES SOLD SHORT (Proceeds $183,862,339) - 98.66%		$182,883,647

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

54	The Leuthold Funds - 2017 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATIONAND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. Leuthold Weeden Capital Management is the investment adviser (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006

Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008

Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a

Leuthold Global Industries Fund	Seeks capital appreciation and dividend income	5/17/2010	5/17/2010

Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options are valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices (as determined by the Adviser): (a) the net asset value announced by such open-end investment company following the close of business on the day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

The Leuthold Funds - 2017 Semi-Annual Report	55

The Leuthold Funds

The Funds may invest in foreign securities. (Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded.) Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium, and other industrial and precious metals. Metals not traded on an exchange are valued at the mean between the closing bid and asked prices as obtained from a reputable pricing source. As of March 31, 2017, none of the Funds held physical metals.

b)
Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

56	The Leuthold Funds - 2017 Semi-Annual Report

The Leuthold Funds

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2017:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$23,055,615	$—	$—	$23,055,615
Air Freight & Logistics	—	240,146	—	240,146
Airlines	34,103,880	534,172	—	34,638,052
Auto Components	25,429,902	2,199,850	—	27,629,752
Automobiles	—	1,404,348	—	1,404,348
Banks	37,861,359	4,986,322	—	42,847,681
Biotechnology	16,785,559	—	—	16,785,559
Building Products	—	601,476	—	601,476
Capital Markets	42,178,969	—	—	42,178,969
Chemicals	—	2,529,661	6,470	2,536,131
Communications Equipment	2,987,075	405,003	—	3,392,078
Construction & Engineering	—	363,225	—	363,225
Consumer Finance	3,743,011	—	—	3,743,011
Distributors	3,361,414	—	—	3,361,414
Diversified Consumer Services	159,803	—	—	159,803
Diversified Financial Services	344,151	681,178	—	1,025,329
Diversified Telecommunication Services	739,349	559,374	—	1,298,723
Electric Utilities	439,876	178,505	—	618,381
Electronic Equipment, Instruments & Components	42,745,185	1,463,182	—	44,208,367
Food & Staples Retailing	—	473,803	—	473,803
Food Products	1,407,599	1,798,787	—	3,206,386
Gas Utilities	96,265	—	—	96,265
Health Care Equipment & Supplies	—	223,037	—	223,037
Health Care Providers & Services	31,957,495	254,407	—	32,211,902
Hotels, Restaurants & Leisure	20,167,145	—	—	20,167,145
Household Durables	—	501,510	—	501,510
Independent Power and Renewable Electricity Producers	—	414,072	—	414,072
Industrial Conglomerates	454,344	708,264	—	1,162,608
Insurance	34,832,780	2,592,219	—	37,424,999
Internet Software & Services	783,385	1,368,452	—	2,151,837
IT Services	50,184,838	1,140,759	—	51,325,597
Media	2,243,222	—	—	2,243,222
Oil, Gas & Consumable Fuels	333,803	4,030,845	—	4,364,648
Paper & Forest Products	—	751,785	—	751,785
Personal Products	—	450,478	—	450,478
Pharmaceuticals	—	919,635	—	919,635
Real Estate Investment Trusts (REIT’s)	260,095	—	—	260,095
Real Estate Management & Development	354,995	832,264	—	1,187,259
Road & Rail	20,216,994	—	—	20,216,994
Semiconductors & Semiconductor Equipment	43,361,008	3,219,925	—	46,580,933
Software	17,569,694	144,142	—	17,713,836
Specialty Retail	21,033,885	735,373	—	21,769,258
Technology Hardware, Storage & Peripherals	3,304,313	1,791,981	—	5,096,294
Trading Companies & Distributors	27,849,710	—	—	27,849,710
Transportation Infrastructure	435,444	—	—	435,444
Water Utilities	327,155	193,713	—	520,868
Wireless Telecommunication Services	595,324	—	—	595,324
Total Common Stocks	$511,704,641	$38,691,893	$6,470	$550,403,004

The Leuthold Funds - 2017 Semi-Annual Report     57

 The Leuthold Funds

Leuthold Core Investment Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$8,748,158	$—	$—	$8,748,158
Exchange Traded Funds	101,530,516	—	—	101,530,516
Corporate Bonds	—	28,841,612	—	28,841,612
United States Treasury Obligations	—	26,933,677	—	26,933,677
Foreign Government Bonds	—	16,730,547	—	16,730,547
Money Market Funds	107,471,239	—	—	107,471,239
Total Investments in Securities	$729,454,554	$111,197,729	$6,470	$840,658,753

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended March 31, 2017:

	Level 1	Level 2	Level 3
Transfers into:	$1,155,728	$1,123,217	$—
Transfers out of:	(1,123,217)	(1,155,728)	—
Net Transfers into and/or out of:	$32,511	$(32,511)	$—

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities at
Fair Value
Balance as of September 30, 2016	$6,482
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(12)*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2017	$6,470 (1)
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2017:	$(12)

*	Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)
The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

58	The Leuthold Funds - 2017 Semi-Annual Report

The Leuthold Funds

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$2,785,357	$447,239	$—	$3,232,596
Auto Components	2,991,831	2,036,895	—	5,028,726
Automobiles	2,372,433	1,792,063	—	4,164,496
Banks	3,963,258	3,070,523	—	7,033,781
Building Products	2,877,268	1,153,578	—	4,030,846
Capital Markets	4,458,665	2,240,046	—	6,698,711
Chemicals	1,459,798	2,922,649	—	4,382,447
Construction Materials	543,790	2,538,598	—	3,082,388
Distributors	—	385,630	—	385,630
Diversified Financial Services	1,126,923	1,986,493	—	3,113,416
Electric Utilities	1,065,740	366,927	—	1,432,667
Electronic Equipment, Instruments & Components	2,988,951	1,731,725	—	4,720,676
Household Durables	402,176	—	—	402,176
Insurance	2,995,260	3,446,782	—	6,442,042
Internet Software & Services	2,626,938	—	—	2,626,938
Metals & Mining	1,033,513	1,872,456	—	2,905,969
Oil, Gas & Consumable Fuels	—	393,180	—	393,180
Paper & Forest Products	1,861,857	1,511,982	47,944	3,421,783
Semiconductors & Semiconductor Equipment	416,819	481,454	—	898,273
Trading Companies & Distributors	3,163,184	1,059,990	—	4,223,174
Wireless Telecommunication Services	968,151	2,633,947	—	3,602,098
Total Common Stocks	40,101,912	32,072,157	47,944	72,222,013
Preferred Stocks	652,413	—	—	652,413
Exchange Traded Funds	15,794,084	—	—	15,794,084
Corporate Bonds	—	4,094,771	—	4,094,771
United States Treasury Obligations	—	4,565,114	—	4,565,114
Foreign Government Bonds	—	3,183,060	—	3,183,060
Money Market Funds	8,846,150	—	—	8,846,150
Total Investments in Securities	$65,394,559	$43,915,102	$47,944	$109,357,605

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended March 31, 2017:

	Level 1	Level 2	Level 3
Transfers into:	$—	$366,927	$—
Transfers out of:	(366,927)	—	—
Net Transfers into and/or out of:	$(366,927)	$366,927	$—

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The Leuthold Funds - 2017 Semi-Annual Report	59

The Leuthold Funds

 The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities at
Fair Value
Balance as of September 30, 2016	$48,038
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(94)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2017	$47,944 (1)
Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2017:	$(94)

*	Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)
The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,414,182	$—	$—	$13,414,182
Preferred Stocks	211,859	—	—	211,859
Money Market Funds	147,706	—	—	147,706
Total Investments in Securities	$13,773,747	$—	$—	$13,773,747

 The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$376,864	$61,935	$—	$438,799
Auto Components	399,452	270,224	—	669,676
Automobiles	328,722	235,928	—	564,650
Banks	530,228	413,538	—	943,766
Building Products	384,160	150,099	—	534,259
Capital Markets	598,860	299,385	—	898,245
Chemicals	194,914	394,327	—	589,241
Construction Materials	72,661	337,416	—	410,077
Distributors	—	51,492	—	51,492
Diversified Financial Services	150,512	265,246	—	415,758
Electric Utilities	142,469	48,965	—	191,434
Electronic Equipment, Instruments & Components	399,094	228,185	—	627,279

60	The Leuthold Funds - 2017 Semi-Annual Report

The Leuthold Funds

Leuthold Global Industries Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$55,239	$—	$—	$55,239
Insurance	400,011	459,126	—	859,137
Internet Software & Services	351,028	—	—	351,028
Metals & Mining	138,007	250,047	—	388,054
Oil, Gas & Consumable	—	52,515	—	52,515
Paper & Forest Products	256,561	209,584	2,239	468,384
Semiconductors & Semiconductor Equipment	57,777	66,717	—	124,494
Trading Companies & Distributors	422,469	141,531	—	564,000
Wireless Telecommunication Services	129,269	349,791	—	479,060
Total Common Stocks	5,388,297	4,286,051	2,239	9,676,587
Preferred Stocks	88,224	—	—	88,224
Exchange Traded Funds	300,494	—	—	300,494
Money Market Funds	117,997	—	—	117,997
Total Investments in Securities	$5,895,012	$4,286,051	$2,239	$10,183,302

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended March 31, 2017:

	Level 1		Level 2	Level 3
Transfers into:		$—	$48,965	$—
Transfers out of:		(48,965)	—	—
Net Transfers into and/or out of:	$	(48,965)	$48,965	$—

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities at
Fair Value
Balance as of September 30, 2016	$2,243
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2017	$2,239 (1)
Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2017:	$(4)

*	Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)
The investment (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the inputs considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

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The Leuthold Funds

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$156,075,824	$—	$—	$156,075,824
Total Investments in Securities	$156,075,824	$—	$—	$156,075,824

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$182,883,647	$—	$—	$182,883,647
Total Securities Sold Short	$182,883,647	$—	$—	$182,883,647

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments and Securities Sold Short.

c)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2016 and 2015 was as follows:

Year Ended September 30, 2016

	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$—	$—	$5,500	$100,430	$—
Long Term Capital Gain*	33,817,733	11,271,230	168,405	637,904	—
Return of Capital	—	—	14,196	—	—
Total Distribution Paid	$33,817,733	$11,271,230	$188,101	$738,334	$—

Year Ended September 30, 2015

	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Global	Grizzly
	Investment	Global	Industries	Industries	Short
	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$15,386,590	$6,958,022	$—	$119,919	$—
Long Term Capital Gain*	34,978,255	28,877,645	—	380,557	—
Total Distribution Paid	$50,364,845	$35,835,667	$—	$500,476	$—

*
The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

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At September 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Undistributed Ordinary Income	$—	$—	$—	$48,660	$—
Undistributed long-term gains	3,823,425	10,678,383	—	232,111	—
Distributable earnings	3,823,425	10,678,383	—	280,771	—
Capital loss carryover and late-year losses	(11,495,627)	(249,550)	(660,119)	—	(207,607,353)
Other accumulated gains (losses)	—	—	—	—	(5,308,879)
Unrealized appreciation	97,274,825	9,283,280	2,367,342	859,628	—

Total accumulated earnings (deficit)	$89,602,623	$19,712,113	$1,707,223	$1,140,399	$(212,916,232)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to partnership adjustments and securities sold short.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2016, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid in Capital

Leuthold Core Investment Fund	$2,924,649	$337,388	$(3,262,037)
Leuthold Global Fund	1,393,777	430,492	(1,824,269)
Leuthold Select Industries Fund	15,190	167,411	(182,601)
Leuthold Global Industries Fund	857	(683)	(174)
Grizzly Short Fund	4,080,492	(306,165)	(3,774,327)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized.  If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used.  As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused.  Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

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The Leuthold Funds

	Leuthold Core Investment Fund		Leuthold Global Fund	Leuthold Select Industries Fund		Leuthold Global Industries Fund	Grizzly Short Fund

Expires 09/30/17	$(11,030,637	)*	$—	$(215,629	)*	$—	$—
Expires 09/30/18	—		—	(230,462)		—	(18,663,090)
Expires 09/30/19	—		—	—		—	(25,380,935)
Unlimited Short-Term	—		—	—		—	(113,208,027)

*Capital loss carry forward transfered in from merger, subject to annual limitations.

The Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund intend to defer and treat $464,990, $249,550, $214,028, and $50,355,301, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2016 as arising on the first day of the fiscal year ending September 30, 2017.

As of September 30, 2016, the Funds had no tax positions that did not meet the “more likely-than-not”  threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2016, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund –The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their subsidiaries, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’ financial statements herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.  As of the period ended March 31, 2017, no assets were held in the Subsidiaries.

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g)
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Grizzly Short Fund’s collateral at broker for securities sold short is with one major security dealer.

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.  For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors’ fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’  financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

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The Leuthold Funds

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and securities sold short, for the period ended March 31, 2017 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund
Purchases	$219,356,074	$37,594,654	$4,011,355	$5,113,333
Sales	281,595,559	106,674,105	4,157,249	7,669,373

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2016, gross unrealized appreciation (depreciation) of investments and cost of investments (excluding securities sold short) for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Tax cost of investments	$806,619,028	$172,830,843	$10,287,459	$10,804,738	$147,779,418
Gross unrealized appreciation	110,996,400	14,049,291	2,629,109	1,251,857	8,949,960
Gross unrealized depreciation	(13,721,575)	(4,766,011)	(261,767)	(389,889)	(8,949,960)
Net unrealized appreciation	$97,274,825	$9,283,280	$2,367,342	$861,968	$—

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the six month period ended March 31, 2017. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
	Share Activity
Security Name	Balance 09/30/16	Purchases	Sales	Balance 03/31/17	Dividend Income	Fair Value at 03/31/17
CurrencyShares Japanese Yen Trust	49,899	129,579	—	179,478	$—	$15,528,437

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3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser.  Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund

0.90%	0.90%*	1.00%	1.00%	1.25%

* The Leuthold Global Fund reduced its contractual advisory fee from 1.10% to 0.90% effective February 13, 2017.

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’  other expenses, to the extent necessary to ensure that the Funds’  total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund Retail Class	Leuthold Global Industries Fund Institutional Class	Grizzly Short Fund

1.25%	1.85%	1.50%	1.50%	1.25%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

Amounts subject to future recoupment as of March 31, 2017 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund

Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2017	$13,531	9/30/2017	$89,378
9/30/2018	31,187	9/30/2018	128,120
9/30/2019	29,664	9/30/2019	127,058
9/30/2020	20,828	9/30/2020	67,938

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

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The Leuthold Funds

4.	DISTRIBUTION PLAN
The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES
Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of creditworthiness of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Directors.

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INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 7, 2016, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Grizzly Short Fund, the Leuthold Select Industries Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund (collectively the “Funds”, or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•  The nature and quality of the investment advisory services provided by the Adviser.

•	A comparison of the fees and expenses of the Funds to other similar funds.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Funds.

•	The costs and profitability of the Funds to the Adviser.

•	The performance of the Funds.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

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The Leuthold Funds

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. They discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive. The Directors also discussed staffing at the Adviser, and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Funds. The Directors also concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials presented at the meeting.

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Performance

The Directors reviewed the Adviser’s quality of investment management, management history and ability to successfully market the Funds. They noted that while the Funds have had periods of underperformance, it is their expectation that the Adviser’s discipline will lead to more favorable results in the long-term and concluded that renewal of the advisory agreements was in the best interest of the Funds’ shareholders.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’ peer groups and relevant benchmarks. The Board concluded that these materials demonstrated that the performance of the Funds was satisfactory in comparison to the performance of similar funds.

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Costs and Profitability

The Directors considered the costs of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’administrator that compared the Funds’investment advisory fees to those of other comparable mutual funds. They also considered the Funds’overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower, and they considered the resources and revenues that the Adviser has put into managing and distributing the Funds. The Directors concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within the range of industry averages.

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds the Directors determined that economies of scale were not being recognized, and they noted that the Funds have benefitted from the Adviser’s consistent efforts to keep overall expenses low. They concluded that the proposed fee schedules were reasonable.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Directors further concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

Conclusion

After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 1995	Retired Partner of Johnson, West & Co., PLC (currently Boeckermann, Grafstrom & Mayer, LLC) Certified Public Accountants	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies.	5	Piper Jaffray Companies and PREDEX

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The Leuthold Funds

Interested Persons

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
John C. Mueller (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Holly J. Weiss (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009
Chief Financial Officer of the Adviser since 2011 and Controller of the Adviser from 2008 to 2011. Prior to joining the Adviser, she was Controller of Churchill Capital Mezzanine Finance from 2001-2008.
				N/A	N/A

Roger A. Peters (1960) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

PROXY VOTING POLICIES AND PROCEDURES
Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886, by accessing the Funds’ website at www.leutholdfunds.com, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelvemonth period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management,
Minneapolis, Minnesota

Administrator, Transfer Agent,
Fund Accountant,
Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A.,
Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP,
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP,
Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)*  /s/ John Mueller
 John Mueller, President

Date  June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
 John Mueller, President

Date  June 5, 2017
By (Signature and Title)*  /s/ Holly Weiss
 Holly Weiss, Treasurer

Date  June 5, 2017
* Print the name and title of each signing officer under his or her signature.